UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

261 North University Drive

Suite 520

Plantation, FL 33324

(Address of principal executive offices) (Zip code)

David L. Williams, Esquire

Faegre Drinker Biddle & Reath LLP

3200 South Canal Street, Suite 3300

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

Item 1. Report to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Community Capital Trust

CCM Community Impact Bond Fund

CRA Shares - CRAIX

Semi-Annual Shareholder Report: November 30, 2024

This semi-annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$44	0.87%

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,624,270,279	2,372	11%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Bank Deposit Program	1.2%
Short-Term Investment	1.6%
Asset-Backed Securities	3.8%
U.S. Treasury Obligations	5.6%
Municipal Bonds	12.7%
Corporate Bonds	13.3%
U.S. Government & Agency Obligations	61.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	1.6%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
U.S. Treasury Notes	4.375%	05/15/34	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	1.250%	10/15/30	1.0%
Prologis	4.625%	01/15/33	1.0%
FHLMC	2.500%	09/01/51	0.7%
FNMA	2.000%	10/01/51	0.7%
FNMA	2.000%	06/01/51	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CCM-SA-TSR-2024-2

Community Capital Trust

CCM Community Impact Bond Fund

Institutional Shares - CRANX

Semi-Annual Shareholder Report: November 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$22	0.42%

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,624,270,279	2,372	11%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Bank Deposit Program	1.2%
Short-Term Investment	1.6%
Asset-Backed Securities	3.8%
U.S. Treasury Obligations	5.6%
Municipal Bonds	12.7%
Corporate Bonds	13.3%
U.S. Government & Agency Obligations	61.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	1.6%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
U.S. Treasury Notes	4.375%	05/15/34	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	1.250%	10/15/30	1.0%
Prologis	4.625%	01/15/33	1.0%
FHLMC	2.500%	09/01/51	0.7%
FNMA	2.000%	10/01/51	0.7%
FNMA	2.000%	06/01/51	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CCM-SA-TSR-2024-3

Community Capital Trust

CCM Community Impact Bond Fund

Retail Shares - CRATX

Semi-Annual Shareholder Report: November 30, 2024

This semi-annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$39	0.77%

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,624,270,279	2,372	11%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Bank Deposit Program	1.2%
Short-Term Investment	1.6%
Asset-Backed Securities	3.8%
U.S. Treasury Obligations	5.6%
Municipal Bonds	12.7%
Corporate Bonds	13.3%
U.S. Government & Agency Obligations	61.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	1.6%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.4%
U.S. Treasury Notes	4.375%	05/15/34	1.3%
Alphabet	1.100%	08/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	1.250%	10/15/30	1.0%
Prologis	4.625%	01/15/33	1.0%
FHLMC	2.500%	09/01/51	0.7%
FNMA	2.000%	10/01/51	0.7%
FNMA	2.000%	06/01/51	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CCM-SA-TSR-2024-1

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

Semi-Annual Financials and Other Information

COMMUNITY CAPITAL TRUST

November 30, 2024

CCM COMMUNITY IMPACT BOND FUND (THE “FUND”)

1

2	The CCM Community Impact Bond Fund

Schedule of Investments November 30, 2024

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 61.00%
FGLMC Single Family - 1.20%
Pool Q16506, 3.00%, 02/01/2043	$12,545	$11,473
Pool Q40627, 3.00%, 05/01/2046	1,722,831	1,545,225
Pool Q41877, 3.00%, 07/01/2046	911,828	812,734
Pool Q43158, 3.00%, 09/01/2046	502,651	448,496
Pool Q44344, 3.00%, 11/01/2046	179,989	160,598
Pool Q44395, 3.00%, 11/01/2046	1,268,611	1,129,935
Pool Q45623, 3.00%, 01/01/2047	2,421,687	2,156,660
Pool Q07121, 3.50%, 04/01/2042	19,953	19,011
Pool Q07398, 3.50%, 04/01/2042	37,496	35,025
Pool Q37430, 3.50%, 11/01/2045	69,671	64,298
Pool Q38376, 3.50%, 01/01/2046	526,420	485,838
Pool Q39359, 3.50%, 03/01/2046	831,362	767,264
Pool Q40641, 3.50%, 05/01/2046	267,535	247,200
Pool Q45628, 3.50%, 01/01/2047	1,909,421	1,762,288
Pool Q47221, 3.50%, 03/01/2047	330,646	305,162
Pool Q48279, 3.50%, 05/01/2047	574,881	529,124
Pool Q49035, 3.50%, 06/01/2047	388,519	357,513
Pool Q49605, 3.50%, 07/01/2047	211,333	195,046
Pool Q50514, 3.50%, 08/01/2047	28,661	26,666
Pool Q50393, 3.50%, 09/01/2047	1,099,315	1,014,574
Pool Q50943, 3.50%, 09/01/2047	226,561	210,603
Pool Q51685, 3.50%, 10/01/2047	636,434	587,377
Pool V83539, 3.50%, 10/01/2047	629,886	581,796
Pool Q52610, 3.50%, 11/01/2047	1,049,931	969,002
Pool V83815, 3.50%, 12/01/2047	636,109	587,075
Pool Q53325, 3.50%, 01/01/2048	620,398	572,573
Pool Q54012, 3.50%, 01/01/2048	640,271	590,908
Pool Q54511, 3.50%, 02/01/2048	1,123,743	1,037,105
Pool Q54585, 3.50%, 02/01/2048	527,468	488,490
Pool Q54876, 3.50%, 03/01/2048	311,941	287,885
Pool Q55002, 3.50%, 03/01/2048	1,101,383	1,009,987
Pool Q62396, 3.50%, 04/01/2049	111,040	102,268
Pool Q39374, 4.00%, 03/01/2046	46,402	44,130
Pool Q47223, 4.00%, 03/01/2047	237,258	225,192
Pool Q47775, 4.00%, 04/01/2047	626,711	596,034
Pool Q48287, 4.00%, 05/01/2047	755,076	717,111
Pool Q48819, 4.00%, 06/01/2047	1,076,143	1,023,392
Pool Q49040, 4.00%, 06/01/2047	1,340,363	1,276,959
Pool Q49606, 4.00%, 07/01/2047	896,344	852,282
Pool Q49898, 4.00%, 08/01/2047	195,227	185,358
Pool Q50396, 4.00%, 08/01/2047	42,618	40,451
Pool Q50397, 4.00%, 08/01/2047	1,070,646	1,017,326
Pool Q50951, 4.00%, 09/01/2047	560,227	532,687
Pool Q51686, 4.00%, 10/01/2047	515,529	489,310
Pool V83540, 4.00%, 10/01/2047	228,882	218,004
Pool Q53883, 4.00%, 01/01/2048	431,021	409,103
Pool Q54464, 4.00%, 02/01/2048	187,430	179,435
Pool Q54586, 4.00%, 02/01/2048	1,432,207	1,361,818
Pool Q54877, 4.00%, 02/01/2048	322,683	306,375
Pool Q55004, 4.00%, 03/01/2048	409,853	388,756
Pool Q55631, 4.00%, 04/01/2048	828,483	787,879

The accompanying notes are an integral part of the financial statements.

(Unaudited)	3

	Principal Amount	Value
Pool Q56253, 4.00%, 05/01/2048	$521,886	$496,556
Pool Q56469, 4.00%, 06/01/2048	341,167	323,985
Pool Q56900, 4.00%, 06/01/2048	494,059	469,399
Pool Q57029, 4.00%, 07/01/2048	227,873	216,673
Pool Q57388, 4.00%, 07/01/2048	449,279	426,292
Pool Q57694, 4.00%, 08/01/2048	274,613	260,307
Pool Q58271, 4.00%, 09/01/2048	357,091	339,106
Pool Q58366, 4.00%, 09/01/2048	123,203	117,364
Pool Q58774, 4.00%, 10/01/2048	572,620	543,504
Pool Q59058, 4.00%, 10/01/2048	342,417	324,756
Pool Q59686, 4.00%, 11/01/2048	192,811	183,008
Pool Q60213, 4.00%, 12/01/2048	427,528	406,849
Pool Q60598, 4.00%, 01/01/2049	298,639	283,172
Pool Q61151, 4.00%, 01/01/2049	338,388	320,872
Pool Q61387, 4.00%, 02/01/2049	154,683	146,627
Pool Q61800, 4.00%, 03/01/2049	550,165	521,513
Pool Q61986, 4.00%, 03/01/2049	901,427	854,481
Pool Q62397, 4.00%, 04/01/2049	434,824	412,180
Pool A91363, 4.50%, 03/01/2040	70,207	69,031
Pool A91756, 4.50%, 03/01/2040	78,653	77,593
Pool A93467, 4.50%, 08/01/2040	67,731	66,418
Pool Q01597, 4.50%, 05/01/2041	117,253	114,716
Pool Q02377, 4.50%, 07/01/2041	119,913	118,738
Pool Q47624, 4.50%, 04/01/2047	240,122	236,524
Pool Q48294, 4.50%, 05/01/2047	165,960	162,929
Pool Q49044, 4.50%, 07/01/2047	593,855	583,370
Pool Q49608, 4.50%, 07/01/2047	196,724	191,980
Pool Q49902, 4.50%, 08/01/2047	83,383	81,344
Pool Q55774, 4.50%, 04/01/2048	328,357	320,364
Pool Q56476, 4.50%, 05/01/2048	304,695	298,693
Pool Q56906, 4.50%, 06/01/2048	822,150	801,885
Pool Q57389, 4.50%, 07/01/2048	415,726	405,993
Pool Q57906, 4.50%, 08/01/2048	998,485	974,401
Pool Q58775, 4.50%, 09/01/2048	710,759	692,944
Pool Q59454, 4.50%, 11/01/2048	101,189	98,579
Pool Q60215, 4.50%, 11/01/2048	457,054	445,503
Pool A92906, 5.00%, 07/01/2040	231,465	228,932
Pool A56707, 5.50%, 01/01/2037	52,400	52,907
Pool A58653, 5.50%, 03/01/2037	45,688	46,733
Pool A68746, 5.50%, 10/01/2037	113,358	115,347
Pool A76192, 5.50%, 04/01/2038	123,399	125,375
Pool A76444, 5.50%, 04/01/2038	90,214	91,366
Pool A78742, 5.50%, 06/01/2038	166,167	168,805
Pool G06072, 6.00%, 06/01/2038	114,928	119,750
Pool G06073, 6.50%, 10/01/2037	334,847	349,761
		43,437,426

FHA Project Loans - 0.14%
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,185,446	4,916,150
Pool 034-A35271, 6.95%, 06/01/2035 (a)	39,493	39,145
		4,955,295

FHLMC Single Family - 6.85%
Pool QN8332, 2.00%, 11/01/2036	253,625	229,260
Pool QB3154, 2.00%, 09/01/2050	2,489,735	2,011,658
Pool QB3835, 2.00%, 09/01/2050	2,765,454	2,234,866

The accompanying notes are an integral part of the financial statements.

4	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB3978, 2.00%, 09/01/2050	$3,039,550	$2,458,760
Pool RA3677, 2.00%, 09/01/2050	1,681,741	1,360,920
Pool QB4065, 2.00%, 10/01/2050	1,063,181	858,031
Pool QB4506, 2.00%, 10/01/2050	2,597,711	2,099,709
Pool QB5044, 2.00%, 11/01/2050	2,350,416	1,899,460
Pool QB5903, 2.00%, 11/01/2050	1,093,404	888,515
Pool QB6583, 2.00%, 12/01/2050	1,129,104	911,053
Pool QB7302, 2.00%, 01/01/2051	1,632,595	1,320,871
Pool QB8043, 2.00%, 01/01/2051	1,700,615	1,381,901
Pool QB8769, 2.00%, 02/01/2051	3,040,986	2,457,458
Pool QB9466, 2.00%, 03/01/2051	4,570,258	3,686,848
Pool RA4768, 2.00%, 03/01/2051	2,875,174	2,319,411
Pool RA4957, 2.00%, 03/01/2051	1,915,868	1,548,241
Pool QC0480, 2.00%, 04/01/2051	3,100,309	2,519,268
Pool QC1370, 2.00%, 04/01/2051	2,612,076	2,121,431
Pool RA5067, 2.00%, 04/01/2051	1,443,253	1,163,600
Pool QC3549, 2.00%, 06/01/2051	633,113	514,448
Pool RA5570, 2.00%, 07/01/2051	1,435,953	1,157,483
Pool RA5594, 2.00%, 07/01/2051	1,069,941	863,285
Pool QC5139, 2.00%, 08/01/2051	3,723,066	3,013,745
Pool QC6098, 2.00%, 08/01/2051	1,294,572	1,048,719
Pool RA5698, 2.00%, 08/01/2051	2,141,679	1,725,679
Pool QC6906, 2.00%, 09/01/2051	2,369,279	1,919,337
Pool QC8223, 2.00%, 10/01/2051	2,282,088	1,852,854
Pool QC9420, 2.00%, 10/01/2051	1,500,550	1,222,806
Pool RA6095, 2.00%, 10/01/2051	1,990,478	1,612,572
Pool SD8172, 2.00%, 10/01/2051	11,795,064	9,485,319
Pool QD1137, 2.00%, 11/01/2051	1,105,349	896,690
Pool QD2417, 2.00%, 12/01/2051	428,014	349,512
Pool QD5482, 2.00%, 01/01/2052	974,705	788,611
Pool QD6359, 2.00%, 02/01/2052	1,216,531	982,911
Pool QD7968, 2.00%, 02/01/2052	2,414,577	1,941,659
Pool SB8112, 2.50%, 07/01/2036	2,223,269	2,052,592
Pool RA2477, 2.50%, 04/01/2050	910,799	774,775
Pool RA2531, 2.50%, 05/01/2050	1,666,527	1,414,859
Pool RA2532, 2.50%, 05/01/2050	563,299	477,869
Pool RA2612, 2.50%, 05/01/2050	4,639,085	3,925,474
Pool QB0264, 2.50%, 06/01/2050	792,024	670,691
Pool QB0406, 2.50%, 06/01/2050	627,562	532,384
Pool QB0768, 2.50%, 07/01/2050	152,608	129,935
Pool QB0769, 2.50%, 07/01/2050	1,245,840	1,054,212
Pool QB0821, 2.50%, 07/01/2050	474,865	402,690
Pool QB1534, 2.50%, 07/01/2050	805,637	681,969
Pool QB1536, 2.50%, 07/01/2050	657,218	556,117
Pool QB1680, 2.50%, 07/01/2050	815,779	690,285
Pool RA3120, 2.50%, 07/01/2050	1,610,379	1,362,659
Pool QB2045, 2.50%, 08/01/2050	1,856,035	1,570,531
Pool QB2636, 2.50%, 08/01/2050	703,623	599,106
Pool QB2675, 2.50%, 08/01/2050	972,641	825,130
Pool QB2739, 2.50%, 08/01/2050	1,220,624	1,032,857
Pool RA3298, 2.50%, 08/01/2050	2,670,064	2,259,351
Pool RA3322, 2.50%, 08/01/2050	431,220	364,886
Pool RA3381, 2.50%, 08/01/2050	2,272,202	1,922,678
Pool QB3152, 2.50%, 09/01/2050	1,613,788	1,365,539
Pool QB3834, 2.50%, 09/01/2050	1,364,503	1,157,114

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Pool QB3976, 2.50%, 09/01/2050	$1,482,151	$1,257,370
Pool RA3545, 2.50%, 09/01/2050	698,819	591,242
Pool QB4066, 2.50%, 10/01/2050	730,603	622,629
Pool QB4507, 2.50%, 10/01/2050	1,931,921	1,634,744
Pool QB5042, 2.50%, 11/01/2050	3,599,079	3,045,054
Pool QB5904, 2.50%, 11/01/2050	1,447,810	1,225,094
Pool QC1163, 2.50%, 04/01/2051	1,241,945	1,050,249
Pool QC1953, 2.50%, 05/01/2051	1,566,470	1,331,775
Pool QC3550, 2.50%, 07/01/2051	2,248,470	1,902,990
Pool QC4341, 2.50%, 07/01/2051	1,241,453	1,049,052
Pool QC5136, 2.50%, 08/01/2051	2,446,630	2,068,216
Pool QC6096, 2.50%, 08/01/2051	1,918,856	1,625,533
Pool QC6907, 2.50%, 09/01/2051	889,987	753,871
Pool SD5485, 2.50%, 09/01/2051	32,297,421	27,046,895
Pool QC9422, 2.50%, 10/01/2051	1,682,699	1,428,049
Pool QD1136, 2.50%, 11/01/2051	1,404,326	1,188,607
Pool QD4139, 2.50%, 12/01/2051	680,913	582,056
Pool QD4141, 2.50%, 12/01/2051	897,463	762,165
Pool RA6478, 2.50%, 12/01/2051	8,555	7,214
Pool QD4132, 2.50%, 01/01/2052	1,500,160	1,265,026
Pool QD6358, 2.50%, 02/01/2052	723,558	613,102
Pool QD7966, 2.50%, 02/01/2052	846,668	713,546
Pool RA6794, 2.50%, 02/01/2052	1,118,543	944,992
Pool QD8214, 2.50%, 03/01/2052	695,433	590,112
Pool QA2069, 3.00%, 08/01/2049	469,280	417,414
Pool QA2173, 3.00%, 08/01/2049	233,961	207,981
Pool QA2405, 3.00%, 09/01/2049	322,168	286,156
Pool QA3109, 3.00%, 09/01/2049	638,073	566,946
Pool QA3562, 3.00%, 10/01/2049	532,661	473,113
Pool QA4231, 3.00%, 11/01/2049	1,476,816	1,311,725
Pool QA4780, 3.00%, 11/01/2049	412,394	365,779
Pool RA1773, 3.00%, 11/01/2049	885,214	786,260
Pool QA5579, 3.00%, 12/01/2049	1,047,858	933,315
Pool QA5721, 3.00%, 01/01/2050	945,552	839,855
Pool QA5900, 3.00%, 01/01/2050	290,879	257,667
Pool QA6535, 3.00%, 01/01/2050	945,773	842,487
Pool RA2089, 3.00%, 01/01/2050	484,882	429,520
Pool QA6834, 3.00%, 02/01/2050	453,276	402,772
Pool QA7417, 3.00%, 02/01/2050	849,650	753,342
Pool QA7634, 3.00%, 03/01/2050	1,221,840	1,085,369
Pool QA8482, 3.00%, 03/01/2050	1,125,767	1,000,020
Pool QB0265, 3.00%, 06/01/2050	239,160	212,050
Pool QB0757, 3.00%, 07/01/2050	586,903	519,650
Pool QB0816, 3.00%, 07/01/2050	401,332	356,171
Pool QB1681, 3.00%, 07/01/2050	502,882	445,461
Pool QB2046, 3.00%, 08/01/2050	1,138,429	1,010,791
Pool QB2674, 3.00%, 08/01/2050	961,284	855,497
Pool QB3153, 3.00%, 09/01/2050	1,267,705	1,123,475
Pool QD8209, 3.00%, 03/01/2052	1,254,724	1,099,302
Pool QE0361, 3.00%, 04/01/2052	305,380	267,664
Pool QE0366, 3.00%, 04/01/2052	685,829	607,534
Pool QE1667, 3.00%, 04/01/2052	868,375	759,313
Pool QE2155, 3.00%, 04/01/2052	1,088,416	950,298
Pool QE1714, 3.00%, 05/01/2052	1,399,127	1,221,839
Pool QE1717, 3.00%, 05/01/2052	1,325,171	1,171,042

The accompanying notes are an integral part of the financial statements.

6	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QA2070, 3.50%, 08/01/2049	$416,756	$384,128
Pool QA2301, 3.50%, 08/01/2049	285,722	263,293
Pool QA3110, 3.50%, 09/01/2049	469,729	431,590
Pool QA3982, 3.50%, 10/01/2049	236,940	217,653
Pool QA4885, 3.50%, 11/01/2049	249,739	229,359
Pool QA6536, 3.50%, 01/01/2050	478,020	440,116
Pool QA7418, 3.50%, 02/01/2050	491,137	451,074
Pool QE0367, 3.50%, 04/01/2052	383,487	348,461
Pool QE0369, 3.50%, 04/01/2052	833,613	764,395
Pool QE1713, 3.50%, 05/01/2052	1,996,146	1,826,313
Pool QE1715, 3.50%, 05/01/2052	2,663,138	2,419,071
Pool QE2624, 3.50%, 05/01/2052	954,508	867,200
Pool QE7181, 3.50%, 06/01/2052	664,287	603,056
Pool RA7611, 3.50%, 06/01/2052	1,308,384	1,192,102
Pool QA2406, 4.00%, 09/01/2049	151,776	144,854
Pool QA4064, 4.00%, 10/01/2049	282,277	267,033
Pool QE1708, 4.00%, 05/01/2052	1,916,198	1,804,695
Pool QE1709, 4.00%, 05/01/2052	625,088	587,360
Pool QE2611, 4.00%, 05/01/2052	1,225,938	1,149,050
Pool RA7612, 4.00%, 07/01/2052	1,965,397	1,841,306
Pool QF0536, 4.00%, 09/01/2052	349,439	328,505
Pool RA7570, 4.00%, 09/01/2052	826,252	774,041
Pool QF3781, 4.00%, 11/01/2052	351,848	330,381
Pool QF0540, 4.50%, 09/01/2052	845,189	812,848
Pool RA8057, 4.50%, 09/01/2052	368,232	354,212
Pool QF2487, 4.50%, 10/01/2052	888,554	857,155
Pool QF3782, 4.50%, 11/01/2052	642,381	617,817
Pool QF5327, 4.50%, 12/01/2052	961,808	926,411
Pool QG0426, 4.50%, 04/01/2053	982,050	944,419
Pool QG3359, 4.50%, 05/01/2053	620,165	598,423
Pool QJ7060, 4.50%, 10/01/2054	155,107	148,999
Pool QX0540, 4.50%, 11/01/2054	1,752,780	1,683,428
Pool QF3779, 5.00%, 11/01/2052	2,831,042	2,787,713
Pool QF5326, 5.00%, 01/01/2053	1,090,256	1,078,070
Pool QF7077, 5.00%, 02/01/2053	485,380	477,042
Pool QG0421, 5.00%, 04/01/2053	2,077,076	2,062,906
Pool QG0424, 5.00%, 04/01/2053	2,693,713	2,659,839
Pool QG3332, 5.00%, 05/01/2053	898,144	883,505
Pool QG5425, 5.00%, 06/01/2053	2,124,946	2,101,182
Pool QG8430, 5.00%, 07/01/2053	782,611	769,856
Pool QH0480, 5.00%, 09/01/2053	233,130	230,523
Pool QI4113, 5.00%, 04/01/2054	721,828	710,361
Pool QJ3298, 5.00%, 09/01/2054	471,784	463,512
Pool QJ7081, 5.00%, 10/01/2054	1,682,742	1,652,691
Pool QX0527, 5.00%, 12/01/2054	2,560,972	2,514,385
Pool WN2590, 5.08%, 04/01/2029	1,805,000	1,818,222
Pool QF2486, 5.50%, 09/01/2052	1,347,151	1,350,044
Pool QF3780, 5.50%, 11/01/2052	2,001,478	2,027,492
Pool QF5328, 5.50%, 01/01/2053	994,317	1,006,667
Pool QF7080, 5.50%, 02/01/2053	876,150	882,517
Pool QG0437, 5.50%, 03/01/2053	864,829	870,022
Pool QG3342, 5.50%, 05/01/2053	730,088	735,095
Pool QG5427, 5.50%, 06/01/2053	538,313	544,431
Pool QG8431, 5.50%, 07/01/2053	907,719	910,192
Pool QH0481, 5.50%, 09/01/2053	596,061	600,531

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool QH5152, 5.50%, 11/01/2053	$496,000	$496,316
Pool QI1387, 5.50%, 03/01/2054	111,779	112,309
Pool QI4092, 5.50%, 04/01/2054	827,998	827,221
Pool QI5646, 5.50%, 05/01/2054	350,273	352,444
Pool QI8488, 5.50%, 06/01/2054	440,377	442,631
Pool QJ0995, 5.50%, 07/01/2054	287,819	287,985
Pool QX0517, 5.50%, 12/01/2054	847,104	846,441
Pool QF3783, 6.00%, 11/01/2052	911,306	925,797
Pool QF5743, 6.00%, 01/01/2053	814,852	828,766
Pool QF7079, 6.00%, 02/01/2053	674,185	685,050
Pool QG0436, 6.00%, 04/01/2053	1,859,027	1,884,665
Pool QG3340, 6.00%, 05/01/2053	1,196,874	1,217,172
Pool QG5437, 6.00%, 06/01/2053	1,182,837	1,217,872
Pool QG8432, 6.00%, 07/01/2053	419,904	426,328
Pool QH0478, 6.00%, 09/01/2053	1,782,175	1,825,104
Pool QH5153, 6.00%, 11/01/2053	1,263,277	1,300,696
Pool QH7527, 6.00%, 12/01/2053	622,616	633,500
Pool QI4106, 6.00%, 04/01/2054	970,403	986,554
Pool QI5653, 6.00%, 05/01/2054	552,186	562,709
Pool QI8485, 6.00%, 06/01/2054	908,985	926,308
Pool QJ0983, 6.00%, 08/01/2054	1,588,747	1,607,731
Pool QJ3256, 6.00%, 09/01/2054	1,359,344	1,376,840
Pool QF5742, 6.50%, 01/01/2053	716,644	735,400
Pool QH5154, 6.50%, 11/01/2053	851,884	887,718
Pool QH7532, 6.50%, 12/01/2053	186,258	192,493
Pool QI0785, 6.50%, 02/01/2054	635,539	661,885
Pool QI4080, 6.50%, 04/01/2054	557,984	572,895
Pool QI5648, 6.50%, 05/01/2054	1,556,752	1,598,291
Pool QI8487, 6.50%, 06/01/2054	2,686,708	2,782,502
Pool QJ0978, 6.50%, 07/01/2054	1,243,590	1,275,020
Pool QH5155, 7.00%, 11/01/2053	763,869	805,595
Pool QH7533, 7.00%, 12/01/2053	731,515	770,974
Pool QI8486, 7.00%, 06/01/2054	965,997	1,002,948
		248,331,691

FHMS Multifamily - 4.25%
Pool KG03, 0.70%, 04/25/2029 (b)	1,279,455	1,164,456
Pool P003, 0.83%, 02/25/2031	4,562,381	3,970,773
Pool KG04, 0.85%, 06/25/2030	8,423,165	7,519,399
Pool K123, 0.93%, 06/25/2030	2,619,989	2,342,779
Pool K124, 0.96%, 08/25/2030	2,631,688	2,353,635
Pool Q012, 1.01%, 08/25/2030	4,551,069	4,152,639
Pool P009, 1.13%, 01/25/2031	17,966,821	16,206,791
Pool WA4405, 1.15%, 05/01/2027	1,579,664	1,513,147
Pool K131, 1.16%, 01/25/2031	3,714,361	3,289,321
Pool P011, 1.20%, 09/25/2031	447,550	403,679
Pool WN1107, 1.27%, 08/01/2026	10,500,000	9,935,983
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	6,776,091
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,600,086
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,283,417
Pool K109, 1.56%, 04/25/2030	1,500,000	1,296,576
Pool Q014, 1.56%, 01/25/2036	2,450,244	1,991,620
Pool K741, 1.60%, 12/25/2027	20,000,000	18,405,338
Pool 2021-ML08, 1.88%, 07/25/2037	1,330,555	1,068,919
Pool WN0034, 1.94%, 04/01/2037	824,552	621,348

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool K747, 2.05%, 11/25/2028 (b)	$9,000,000	$8,222,134
Pool K140, 2.29%, 07/25/2031	470,884	431,242
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	3,044,963
Pool KSG3, 2.65%, 05/25/2032 (b)	1,350,000	1,190,239
Pool K094, 2.70%, 04/25/2029	3,206,934	3,081,082
Pool P013, 2.85%, 02/25/2032 (b)	450,000	395,431
Pool WA4420, 3.10%, 02/01/2029	3,312,630	3,137,485
Pool K147, 3.39%, 02/25/2032 (b)	598,632	570,140
Pool KSG4, 3.40%, 08/25/2032 (b)	6,850,000	6,341,398
Pool Q028, 4.36%, 07/25/2029	8,746,431	8,624,371
Pool Q027, 4.66%, 08/25/2031	2,853,000	2,848,720
Pool 2024-P016, 4.76%, 03/25/2029 (b)	13,906,264	13,818,204
Pool K502, 4.80%, 09/25/2028 (b)	1,200,000	1,208,879
Pool K-F100, 5.03%, (SOFR30A+0.180%), 01/25/2028 (b)	134,307	133,489
Pool K-F122, 5.04%, (SOFR30A+0.190%), 09/25/2031 (b)	168,442	166,479
Pool F118, 5.05%, (SOFR30A+0.200%), 07/25/2028 (b)	1,086,937	1,080,081
Pool F116, 5.06%, (SOFR30A+0.210%), 06/25/2028 (b)	1,932,423	1,917,958
Pool F113, 5.08%, (SOFR30A+0.230%), 05/25/2028 (b)	418,941	416,816
Pool KF97, 5.10%, (SOFR30A+0.250%), 12/25/2030 (b)	1,017,201	1,007,779
Pool F105, 5.10%, (SOFR30A+0.250%), 02/25/2031 (b)	1,194,498	1,182,583
Pool KF131, 5.18%, (SOFR30A+0.330%), 01/25/2032 (b)	870,366	865,823
Pool KF133, 5.22%, (SOFR30A+0.370%), 02/25/2029 (b)	458,324	456,781
Pool K135, 5.22%, (SOFR30A+0.370%), 05/25/2029 (b)	439,818	438,133
Pool K136, 5.26%, (SOFR30A+0.410%), 04/25/2032 (b)	275,163	273,935
Pool Q017, 5.30%, (SOFR30A+0.460%), 04/25/2030 (b)	1,252,170	1,246,842
		153,996,984

FNMA Multifamily - 10.16%
Pool BS1200, 0.95%, 02/01/2028	3,238,222	2,916,328
Pool BS1201, 0.95%, 02/01/2028	6,591,753	5,936,502
Pool BS1033, 1.02%, 02/01/2028	6,901,316	6,231,682
Pool BS1139, 1.04%, 02/01/2028	2,309,597	2,089,451
Pool BL8108, 1.19%, 09/01/2032	2,713,210	2,173,509
Pool BL7910, 1.23%, 08/01/2027	4,677,567	4,304,852
Pool BL7892, 1.24%, 08/01/2030	5,892,283	5,002,452
Pool BL7247, 1.25%, 06/01/2030	2,844,114	2,430,389
Pool BL7686, 1.28%, 08/01/2030	2,709,572	2,306,393
Pool BL7010, 1.30%, 06/01/2030	9,705,758	8,284,932
Pool BL7898, 1.31%, 08/01/2032	8,100,000	6,426,478
Pool BL8103, 1.32%, 12/01/2030	6,587,269	5,571,515
Pool BL8000, 1.34%, 09/01/2030	4,923,252	4,141,377
Pool BL8013, 1.36%, 08/01/2035	4,039,109	3,050,577
Pool BL8014, 1.36%, 08/01/2035	3,729,829	2,816,990
Pool BS0025, 1.38%, 12/01/2030	7,307,280	6,210,025
Pool BS0596, 1.38%, 01/01/2031	200,000	168,040
Pool BL7636, 1.41%, 07/01/2032	1,100,000	889,547
Pool 2021-M1S, 1.43%, 12/25/2030 (b)	13,550,000	11,385,893
Pool BL7257, 1.44%, 06/01/2032	379,164	308,542
Pool BL9838, 1.48%, 12/01/2030	2,341,187	1,992,975
Pool BL6827, 1.50%, 06/01/2032	5,582,573	4,638,969
Pool BS1482, 1.61%, 03/01/2031	1,382,908	1,181,736
Pool BS0391, 1.63%, 01/01/2033	4,621,000	3,784,602
Pool BS0179, 1.67%, 01/01/2033	4,692,950	3,845,956
Pool BS4667, 1.71%, 03/01/2029	3,444,220	3,087,252
Pool BL7338, 1.81%, 07/01/2032	1,644,224	1,377,025

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool BS1977, 1.85%, 05/01/2031	$3,640,000	$3,128,366
Pool BS2625, 1.89%, 07/01/2031	4,645,000	3,901,367
Pool BL6240, 1.94%, 03/01/2030	740,544	656,785
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,724,933
Pool BL6159, 2.06%, 03/01/2030	1,715,532	1,522,949
Pool 2022-M1S, 2.15%, 04/25/2032 (b)	2,500,000	2,117,367
Pool BL5261, 2.18%, 03/01/2030	1,800,952	1,619,548
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,310,914
Pool BL5452, 2.41%, 01/01/2030	3,184,596	2,900,473
Pool BS5203, 2.41%, 04/01/2032	1,100,000	960,035
Pool BL4589, 2.45%, 10/01/2029	6,009,793	5,505,383
Pool BL5265, 2.47%, 01/01/2030	739,025	672,837
Pool BS5218, 2.49%, 04/01/2032	5,777,000	5,033,277
Pool BL4134, 2.52%, 02/01/2034	625,777	539,054
Pool AN3584, 2.53%, 11/01/2028	945,567	880,588
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,221,993
Pool AN1428, 2.69%, 04/01/2026	518,195	504,914
Pool AN0876, 2.85%, 02/01/2026	1,238,734	1,212,418
Pool AM0414, 2.87%, 09/01/2027	5,736,372	5,514,281
Pool AN6823, 2.95%, 09/01/2029	2,374,283	2,224,553
Pool AN8458, 2.97%, 02/01/2025	458,487	456,143
Pool AN5536, 2.97%, 05/01/2027	2,964,294	2,859,927
Pool BL2741, 2.97%, 06/01/2029	3,151,285	2,965,329
Pool AN6926, 3.00%, 11/01/2032	909,026	824,448
Pool BL4558, 3.00%, 11/01/2035	793,720	692,881
Pool AN7354, 3.03%, 11/01/2027	2,429,056	2,333,540
Pool AN5273, 3.06%, 05/01/2027	366,856	354,660
Pool AN5758, 3.09%, 06/01/2027	1,360,552	1,319,599
Pool BL2603, 3.10%, 05/01/2029	5,189,285	4,912,806
Pool AN8521, 3.19%, 03/01/2028	2,301,015	2,193,011
Pool AN9141, 3.20%, 05/01/2025	1,210,092	1,198,844
Pool AN6262, 3.20%, 08/01/2027	470,231	455,057
Pool AN6232, 3.20%, 08/01/2029	4,655,773	4,414,549
Pool AN4133, 3.21%, 01/01/2033	211,833	194,705
Pool AM8227, 3.21%, 03/01/2033	81,700	76,464
Pool AM9393, 3.23%, 07/01/2025	827,594	818,378
Pool AN5792, 3.30%, 04/01/2034	869,632	790,579
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,647,186
Pool AM9780, 3.31%, 03/01/2031	352,097	328,088
Pool BL2377, 3.34%, 05/01/2031	2,698,304	2,536,133
Pool AN8814, 3.36%, 04/01/2028	885,838	855,963
Pool AN4505, 3.36%, 02/01/2032	914,749	852,087
Pool AN5418, 3.40%, 05/01/2033	750,000	690,141
Pool AN8736, 3.48%, 05/01/2028	3,926,634	3,816,460
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,650,536
Pool BL0478, 3.57%, 10/01/2025	1,884,004	1,866,131
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,619,095
Pool BS5528, 3.60%, 06/01/2032	2,473,676	2,329,630
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,109,655
Pool BS5916, 3.72%, 06/01/2032	9,743,400	9,230,741
Pool BS6007, 3.77%, 07/01/2032	5,288,976	5,018,539
Pool AN4171, 3.79%, 01/01/2035	736,996	686,476
Pool AN9844, 3.80%, 07/01/2030	736,712	713,554
Pool AM9376, 3.83%, 07/01/2045	419,315	385,375
Pool AN0360, 3.95%, 12/01/2045	100,000	87,618

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AN4676, 4.10%, 03/01/2047	$1,169,634	$1,089,098
Pool BS6657, 4.14%, 09/01/2029	5,652,975	5,548,144
Pool BS7738, 4.20%, 03/01/2033	2,147,000	2,094,294
Pool BZ0520, 4.29%, 03/01/2034	3,975,000	3,882,771
Pool BZ1957, 4.35%, 10/01/2034	14,100,000	13,781,876
Pool BS8569, 4.48%, 05/01/2030	1,235,272	1,230,999
Pool BS8239, 4.48%, 04/01/2033	8,388,000	8,322,380
Pool BZ0525, 4.50%, 02/01/2029	2,806,556	2,801,386
Pool BZ1911, 4.55%, 09/01/2034	3,474,785	3,455,984
Pool BS6963, 4.56%, 10/01/2029	4,678,068	4,681,178
Pool BS7085, 4.57%, 11/01/2029	11,219,000	11,206,301
Pool BS7448, 4.57%, 12/01/2032	5,200,000	5,195,778
Pool BZ0408, 4.62%, 01/01/2034	3,885,437	3,891,645
Pool BZ0204, 4.64%, 01/01/2034	2,500,000	2,510,399
Pool 2023-M1S, 4.65%, 04/25/2033 (b)	3,810,000	3,776,936
Pool BS7955, 4.74%, 04/01/2033	1,478,715	1,488,878
Pool 468251, 4.76%, 06/01/2026	517,981	519,410
Pool BZ1929, 4.81%, 08/01/2034	1,997,229	2,027,409
Pool 2024-M5, 4.85%, 08/25/2034 (b)	4,721,000	4,755,624
Pool BZ0312, 4.87%, 01/01/2029	2,969,385	3,006,657
Pool BS9779, 4.87%, 11/01/2030	3,593,000	3,654,584
Pool BS7278, 4.90%, 11/01/2027	7,585,000	7,627,136
Pool BS8361, 4.91%, 05/01/2030	3,073,799	3,110,772
Pool Villa De Amistad, 4.91%, 12/01/2034	1,726,000	1,758,362
Pool BZ0133, 4.92%, 12/01/2028	1,400,000	1,418,789
Pool BS9538, 4.97%, 09/01/2033	4,142,697	4,235,637
Pool BS9607, 5.06%, 09/01/2030	1,000,000	1,025,913
Pool BL4132, 5.11%, (SOFR30A+0.260%), 04/01/2031 (b)	5,805,467	5,730,514
Pool 466907, 5.13%, 03/01/2026	317,425	318,836
Pool BZ0707, 5.14%, 04/01/2031	2,110,000	2,155,125
Pool BS7201, 5.17%, 11/01/2032	4,567,823	4,718,000
Pool 465394, 5.20%, 03/01/2026	427,176	429,419
Pool BZ0167, 5.20%, 12/01/2028	2,566,000	2,605,299
Pool 463895, 5.25%, 10/01/2025	303,671	302,694
Pool BZ0017, 5.50%, 12/01/2033	5,235,000	5,550,439
Pool 874487, 5.52%, 05/01/2025	367,683	366,463
Pool BS7954, 5.55%, 04/01/2033	859,000	877,800
Pool 467914, 6.10%, 04/01/2041	436,945	443,162
Pool 463997, 6.12%, 12/01/2027	834,162	832,324
Pool 464836, 6.23%, 03/01/2028	1,380,998	1,381,128
Pool 465260, 6.33%, 06/01/2028	1,257,409	1,258,386
Pool 464254, 6.34%, 11/01/2027	2,254,495	2,247,053
Pool 464969, 6.34%, 04/01/2028	2,306,811	2,308,177
Pool 464632, 6.50%, 02/01/2028	394,306	398,587
Pool 465588, 6.55%, 07/01/2028	483,324	490,886
Pool 464573, 6.72%, 02/01/2040	2,023,574	2,024,143
Pool 466595, 6.78%, 11/01/2025	3,134,761	3,147,128
Pool 469854, 8.26%, 12/01/2026	1,453,744	1,506,998
		368,181,253

FNMA Single Family - 24.21%
Pool BU1090, 1.50%, 10/01/2036	233,917	205,810
Pool BQ1545, 2.00%, 09/01/2050	2,746,373	2,219,014
Pool BQ1571, 2.00%, 09/01/2050	3,813,424	3,081,167
Pool BQ1603, 2.00%, 09/01/2050	1,183,774	961,704

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool BQ2362, 2.00%, 09/01/2050	$2,964,468	$2,395,699
Pool BQ3064, 2.00%, 09/01/2050	2,289,091	1,849,542
Pool CA7182, 2.00%, 09/01/2050	1,840,399	1,485,941
Pool BP7434, 2.00%, 10/01/2050	819,999	662,931
Pool BQ3112, 2.00%, 10/01/2050	1,821,781	1,471,674
Pool BQ4812, 2.00%, 10/01/2050	2,999,241	2,421,448
Pool BQ4876, 2.00%, 10/01/2050	1,923,658	1,557,093
Pool CA7287, 2.00%, 10/01/2050	1,948,878	1,576,879
Pool BQ5814, 2.00%, 11/01/2050	1,869,471	1,509,026
Pool BQ7638, 2.00%, 11/01/2050	1,383,474	1,126,000
Pool CA7661, 2.00%, 11/01/2050	2,114,434	1,707,433
Pool CA8322, 2.00%, 12/01/2050	2,033,889	1,644,308
Pool BR0679, 2.00%, 01/01/2051	2,759,783	2,227,249
Pool BR1282, 2.00%, 01/01/2051	1,417,822	1,145,757
Pool BQ4492, 2.00%, 02/01/2051	844,859	683,788
Pool BR3230, 2.00%, 02/01/2051	3,685,887	2,983,725
Pool CA9082, 2.00%, 02/01/2051	3,094,432	2,496,513
Pool BR4749, 2.00%, 03/01/2051	1,373,407	1,111,765
Pool CB0668, 2.00%, 05/01/2051	1,969,537	1,589,760
Pool MA4355, 2.00%, 06/01/2051	28,712,535	23,148,787
Pool BT1268, 2.00%, 07/01/2051	2,516,551	2,031,278
Pool BT1347, 2.00%, 07/01/2051	3,310,317	2,679,602
Pool BR2232, 2.00%, 08/01/2051	745,363	603,932
Pool BT2780, 2.00%, 08/01/2051	5,015,744	4,044,610
Pool BT7189, 2.00%, 08/01/2051	3,294,356	2,668,274
Pool BT9013, 2.00%, 08/01/2051	1,303,448	1,053,968
Pool BT7259, 2.00%, 09/01/2051	4,600,984	3,722,777
Pool BT7351, 2.00%, 10/01/2051	4,719,142	3,823,665
Pool BU1092, 2.00%, 10/01/2051	3,156,033	2,550,336
Pool BU2995, 2.00%, 10/01/2051	1,140,424	926,876
Pool BU3147, 2.00%, 10/01/2051	452,070	365,335
Pool CB1941, 2.00%, 10/01/2051	8,447,188	6,840,882
Pool MA4437, 2.00%, 10/01/2051	29,802,365	23,989,335
Pool BU1004, 2.00%, 11/01/2051	2,628,569	2,133,760
Pool BU7796, 2.00%, 11/01/2051	1,302,544	1,051,731
Pool BU9860, 2.00%, 01/01/2052	999,924	815,027
Pool BU9861, 2.00%, 01/01/2052	1,729,840	1,392,528
Pool BT2173, 2.00%, 02/01/2052	1,840,132	1,480,346
Pool BV3015, 2.00%, 02/01/2052	1,892,945	1,528,613
Pool BV3016, 2.00%, 02/01/2052	1,148,137	936,320
Pool BV3213, 2.00%, 02/01/2052	1,492,765	1,209,180
Pool BV4124, 2.00%, 02/01/2052	1,166,636	937,749
Pool BV4125, 2.00%, 02/01/2052	456,782	372,516
Pool BV5522, 2.00%, 02/01/2052	285,693	229,514
Pool CB2791, 2.00%, 02/01/2052	7,871,369	6,371,950
Pool FS2040, 2.00%, 02/01/2052	17,135,296	13,779,128
Pool MA4622, 2.00%, 06/01/2052	6,708,219	5,384,689
Pool BP5424, 2.50%, 05/01/2050	653,769	556,640
Pool CA5693, 2.50%, 05/01/2050	922,451	780,551
Pool BP5447, 2.50%, 06/01/2050	374,305	318,694
Pool BP5470, 2.50%, 06/01/2050	364,706	309,393
Pool BP5498, 2.50%, 06/01/2050	728,906	616,776
Pool BP8732, 2.50%, 06/01/2050	1,339,109	1,133,117
Pool CA6159, 2.50%, 06/01/2050	1,114,362	942,954
Pool BP8742, 2.50%, 07/01/2050	521,770	442,650

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BP8759, 2.50%, 07/01/2050	$1,100,557	$933,330
Pool BP8789, 2.50%, 07/01/2050	698,347	592,432
Pool BP8814, 2.50%, 07/01/2050	491,108	418,306
Pool BP9533, 2.50%, 07/01/2050	1,466,762	1,241,130
Pool BP9534, 2.50%, 07/01/2050	1,047,383	891,781
Pool BP9566, 2.50%, 07/01/2050	276,776	234,201
Pool BP9596, 2.50%, 08/01/2050	499,149	425,776
Pool BP9598, 2.50%, 08/01/2050	237,090	201,841
Pool BQ0192, 2.50%, 08/01/2050	1,213,958	1,029,844
Pool BQ0210, 2.50%, 08/01/2050	1,697,709	1,445,492
Pool BQ0228, 2.50%, 08/01/2050	1,401,163	1,185,619
Pool BQ0248, 2.50%, 08/01/2050	1,099,310	930,203
Pool CA6683, 2.50%, 08/01/2050	2,725,725	2,306,452
Pool BQ1546, 2.50%, 09/01/2050	2,418,393	2,046,359
Pool BQ1572, 2.50%, 09/01/2050	2,783,378	2,355,215
Pool BQ1604, 2.50%, 09/01/2050	1,827,042	1,549,963
Pool BQ2363, 2.50%, 09/01/2050	1,468,132	1,242,291
Pool BQ3065, 2.50%, 09/01/2050	2,413,223	2,047,243
Pool BQ3113, 2.50%, 10/01/2050	1,370,376	1,159,571
Pool BQ4813, 2.50%, 10/01/2050	2,229,534	1,886,563
Pool BQ4877, 2.50%, 10/01/2050	667,145	568,039
Pool CA7296, 2.50%, 10/01/2050	609,896	516,013
Pool BQ7638, 2.50%, 11/01/2050	2,324,600	1,967,043
Pool CA7663, 2.50%, 11/01/2050	1,287,867	1,089,618
Pool BR2612, 2.50%, 02/01/2051	371,329	316,163
Pool BR5455, 2.50%, 03/01/2051	897,510	761,847
Pool BR7692, 2.50%, 04/01/2051	1,086,824	920,218
Pool BR9147, 2.50%, 05/01/2051	2,093,967	1,782,877
Pool BT1269, 2.50%, 07/01/2051	3,862,267	3,264,896
Pool BT2707, 2.50%, 07/01/2051	4,951,361	4,186,070
Pool BT2781, 2.50%, 08/01/2051	2,931,472	2,480,977
Pool BT7190, 2.50%, 08/01/2051	2,564,106	2,173,745
Pool BT9012, 2.50%, 08/01/2051	557,860	474,270
Pool BT7260, 2.50%, 09/01/2051	1,751,739	1,482,438
Pool BU1093, 2.50%, 10/01/2051	2,931,187	2,495,298
Pool CB2073, 2.50%, 11/01/2051	7,968,757	6,732,983
Pool BU7797, 2.50%, 12/01/2051	856,386	725,127
Pool BU7877, 2.50%, 12/01/2051	1,221,725	1,037,544
Pool BU7879, 2.50%, 12/01/2051	742,035	634,304
Pool BU7880, 2.50%, 12/01/2051	830,772	712,218
Pool BU7876, 2.50%, 01/01/2052	1,963,363	1,655,630
Pool BU7878, 2.50%, 01/01/2052	1,559,060	1,325,116
Pool BU9862, 2.50%, 01/01/2052	804,745	682,867
Pool BU9863, 2.50%, 01/01/2052	1,235,699	1,050,089
Pool CB2518, 2.50%, 01/01/2052	3,698,501	3,121,872
Pool BT2174, 2.50%, 02/01/2052	972,225	822,610
Pool BV3017, 2.50%, 02/01/2052	987,012	831,824
Pool BV3214, 2.50%, 02/01/2052	606,692	516,288
Pool BV4126, 2.50%, 02/01/2052	357,142	300,988
Pool BV4855, 2.50%, 02/01/2052	513,798	433,654
Pool CB2792, 2.50%, 02/01/2052	3,410,053	2,893,634
Pool BT8101, 2.50%, 03/01/2052	701,205	595,016
Pool BV5521, 2.50%, 03/01/2052	533,098	449,281
Pool BV5364, 2.50%, 04/01/2052	267,374	226,880
Pool BW1785, 2.50%, 04/01/2052	881,536	745,040

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool CB3337, 2.50%, 04/01/2052	$1,054,597	$891,030
Pool FS1278, 3.00%, 04/01/2037	9,420,067	8,950,274
Pool AB6333, 3.00%, 09/01/2042	335,049	303,855
Pool AP7482, 3.00%, 09/01/2042	33,358	30,206
Pool AP9712, 3.00%, 09/01/2042	67,972	61,474
Pool AB7486, 3.00%, 12/01/2042	624,748	565,019
Pool AR5591, 3.00%, 01/01/2043	21,654	19,594
Pool AT1983, 3.00%, 04/01/2043	360,043	325,628
Pool AB9496, 3.00%, 05/01/2043	21,114	19,096
Pool AR6415, 3.00%, 05/01/2043	198,451	179,477
Pool AT0343, 3.00%, 05/01/2043	25,397	22,969
Pool AS7134, 3.00%, 05/01/2046	524,464	466,706
Pool AS7340, 3.00%, 06/01/2046	1,083,485	967,198
Pool BC1141, 3.00%, 06/01/2046	271,425	242,124
Pool AS7521, 3.00%, 07/01/2046	865,359	770,599
Pool BD0472, 3.00%, 07/01/2046	262,317	232,487
Pool AS7816, 3.00%, 08/01/2046	1,500,805	1,335,061
Pool BC2796, 3.00%, 08/01/2046	817,938	730,404
Pool AS7899, 3.00%, 09/01/2046	638,577	568,051
Pool BD6343, 3.00%, 09/01/2046	187,222	166,895
Pool AS8079, 3.00%, 10/01/2046	1,291,770	1,151,529
Pool BC4722, 3.00%, 10/01/2046	323,845	288,077
Pool AS8290, 3.00%, 11/01/2046	1,247,021	1,109,300
Pool AS8463, 3.00%, 12/01/2046	1,587,072	1,411,806
Pool BC9073, 3.00%, 12/01/2046	1,499,704	1,334,072
Pool BD7042, 3.00%, 03/01/2047	342,252	304,413
Pool BN6614, 3.00%, 05/01/2049	208,355	185,075
Pool BN8885, 3.00%, 05/01/2049	293,777	260,957
Pool BN6722, 3.00%, 06/01/2049	451,982	401,489
Pool BN8907, 3.00%, 06/01/2049	206,124	181,932
Pool BN8921, 3.00%, 06/01/2049	34,403	30,645
Pool BO1800, 3.00%, 06/01/2049	1,159,417	1,029,891
Pool BO1272, 3.00%, 07/01/2049	439,596	391,024
Pool BO1283, 3.00%, 07/01/2049	402,460	357,584
Pool CA3873, 3.00%, 07/01/2049	565,844	502,631
Pool BN7692, 3.00%, 08/01/2049	370,501	329,107
Pool BO1314, 3.00%, 08/01/2049	1,000,080	888,678
Pool BO1318, 3.00%, 08/01/2049	859,359	763,351
Pool BO1324, 3.00%, 08/01/2049	1,620,513	1,443,377
Pool CA3957, 3.00%, 08/01/2049	1,158,880	1,029,412
Pool BO2209, 3.00%, 09/01/2049	736,362	653,788
Pool BO2957, 3.00%, 09/01/2049	797,627	709,477
Pool BO2962, 3.00%, 09/01/2049	1,335,811	1,189,849
Pool BO3017, 3.00%, 09/01/2049	1,256,543	1,116,156
Pool BO3200, 3.00%, 09/01/2049	470,996	417,989
Pool CA4244, 3.00%, 09/01/2049	263,528	233,868
Pool BO5402, 3.00%, 10/01/2049	1,239,559	1,100,988
Pool BO5431, 3.00%, 10/01/2049	799,552	710,174
Pool BO5441, 3.00%, 10/01/2049	582,522	516,711
Pool CA4331, 3.00%, 10/01/2049	2,351,025	2,088,374
Pool BO4660, 3.00%, 11/01/2049	486,763	433,135
Pool BO5348, 3.00%, 11/01/2049	1,418,441	1,257,603
Pool BO5477, 3.00%, 11/01/2049	848,088	752,926
Pool BO5487, 3.00%, 11/01/2049	935,419	830,862
Pool CA4531, 3.00%, 11/01/2049	3,371,669	2,995,403

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BO5371, 3.00%, 12/01/2049	$607,517	$539,606
Pool BO6215, 3.00%, 12/01/2049	206,130	182,841
Pool BO8900, 3.00%, 12/01/2049	686,331	609,655
Pool BO8936, 3.00%, 01/01/2050	1,217,458	1,079,371
Pool BO8980, 3.00%, 01/01/2050	520,243	460,840
Pool CA5097, 3.00%, 01/01/2050	335,292	297,009
Pool BO9005, 3.00%, 02/01/2050	586,331	519,383
Pool BP1309, 3.00%, 02/01/2050	487,370	432,729
Pool CA5237, 3.00%, 02/01/2050	976,280	869,655
Pool BP1374, 3.00%, 03/01/2050	1,171,903	1,041,011
Pool BP1467, 3.00%, 03/01/2050	938,844	833,197
Pool BP5412, 3.00%, 05/01/2050	363,917	323,231
Pool BP5425, 3.00%, 05/01/2050	159,083	140,810
Pool CA5694, 3.00%, 05/01/2050	1,371,856	1,221,450
Pool BP5448, 3.00%, 06/01/2050	117,001	103,883
Pool BP5471, 3.00%, 06/01/2050	167,337	147,885
Pool BP5499, 3.00%, 06/01/2050	257,439	228,683
Pool BP8733, 3.00%, 06/01/2050	406,200	358,981
Pool CA6160, 3.00%, 06/01/2050	323,117	285,955
Pool BP8743, 3.00%, 07/01/2050	257,251	228,134
Pool BP8760, 3.00%, 07/01/2050	192,924	171,056
Pool BP8790, 3.00%, 07/01/2050	477,547	422,691
Pool BP8815, 3.00%, 07/01/2050	425,310	377,452
Pool BP9535, 3.00%, 07/01/2050	510,070	450,564
Pool BP9536, 3.00%, 07/01/2050	843,375	749,086
Pool BP9567, 3.00%, 07/01/2050	619,242	550,071
Pool BP9597, 3.00%, 08/01/2050	454,649	403,865
Pool BQ0193, 3.00%, 08/01/2050	369,065	325,742
Pool BQ0211, 3.00%, 08/01/2050	114,466	103,204
Pool BQ0229, 3.00%, 08/01/2050	453,896	404,322
Pool BQ0249, 3.00%, 08/01/2050	496,819	440,037
Pool BQ1573, 3.00%, 09/01/2050	1,466,879	1,304,236
Pool BV4127, 3.00%, 03/01/2052	767,288	674,553
Pool BV5365, 3.00%, 04/01/2052	1,093,596	957,772
Pool BV5366, 3.00%, 04/01/2052	1,012,855	894,346
Pool CB3338, 3.00%, 04/01/2052	5,808,820	5,089,639
Pool BT8102, 3.00%, 05/01/2052	765,332	672,109
Pool BV8519, 3.00%, 05/01/2052	1,220,842	1,071,358
Pool BV8520, 3.00%, 05/01/2052	631,543	556,622
Pool BW1786, 3.00%, 05/01/2052	966,803	845,540
Pool AS0092, 3.50%, 07/01/2043	94,425	87,579
Pool AU1769, 3.50%, 08/01/2043	100,580	93,371
Pool AX4858, 3.50%, 12/01/2044	114,912	106,203
Pool AX7551, 3.50%, 01/01/2045	83,997	77,735
Pool AY4388, 3.50%, 02/01/2045	104,066	96,300
Pool AS4536, 3.50%, 03/01/2045	59,520	55,404
Pool AX9585, 3.50%, 03/01/2045	591,307	547,960
Pool AY5019, 3.50%, 03/01/2045	80,760	74,087
Pool AS4738, 3.50%, 04/01/2045	260,987	240,883
Pool AY1387, 3.50%, 04/01/2045	61,335	56,915
Pool AS4913, 3.50%, 05/01/2045	414,752	382,286
Pool AY3458, 3.50%, 05/01/2045	138,029	127,524
Pool AY8271, 3.50%, 05/01/2045	81,090	74,742
Pool AS5117, 3.50%, 06/01/2045	333,837	308,226
Pool AZ2274, 3.50%, 06/01/2045	120,753	111,498

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool AZ2316, 3.50%, 06/01/2045	$46,298	$42,730
Pool AS5351, 3.50%, 07/01/2045	75,958	70,225
Pool AZ0805, 3.50%, 07/01/2045	299,997	277,074
Pool AZ5686, 3.50%, 07/01/2045	34,825	32,164
Pool AS5579, 3.50%, 08/01/2045	88,945	82,128
Pool AZ5696, 3.50%, 08/01/2045	20,558	19,076
Pool AS5767, 3.50%, 09/01/2045	127,897	117,885
Pool AZ2904, 3.50%, 09/01/2045	85,178	78,510
Pool AZ9193, 3.50%, 09/01/2045	105,229	96,448
Pool AS5917, 3.50%, 10/01/2045	215,063	198,226
Pool AZ4755, 3.50%, 10/01/2045	99,647	91,991
Pool AS6127, 3.50%, 11/01/2045	285,606	263,247
Pool AS6309, 3.50%, 12/01/2045	194,758	179,513
Pool BC0066, 3.50%, 12/01/2045	139,698	128,761
Pool AS6467, 3.50%, 01/01/2046	691,568	637,430
Pool AS6616, 3.50%, 02/01/2046	451,549	416,209
Pool BC0223, 3.50%, 02/01/2046	660,171	608,506
Pool BC0226, 3.50%, 02/01/2046	98,391	90,691
Pool AS6785, 3.50%, 03/01/2046	661,897	610,092
Pool AS6956, 3.50%, 04/01/2046	1,160,695	1,069,854
Pool BC0801, 3.50%, 04/01/2046	371,343	342,281
Pool AS7135, 3.50%, 05/01/2046	97,582	89,945
Pool BC6041, 3.50%, 05/01/2046	302,634	278,952
Pool BD0456, 3.50%, 06/01/2046	16,690	15,517
Pool BC9068, 3.50%, 12/01/2046	299,039	275,634
Pool AS8635, 3.50%, 01/01/2047	1,754,115	1,616,817
Pool AS8808, 3.50%, 02/01/2047	937,186	863,871
Pool AS8918, 3.50%, 03/01/2047	2,585,409	2,383,107
Pool BD7046, 3.50%, 03/01/2047	2,151,469	1,983,122
Pool BE7198, 3.50%, 03/01/2047	303,371	279,630
Pool AS9380, 3.50%, 04/01/2047	740,799	682,838
Pool BH1139, 3.50%, 04/01/2047	25,799	24,985
Pool BH1158, 3.50%, 04/01/2047	269,832	248,716
Pool AS9548, 3.50%, 05/01/2047	1,065,343	981,985
Pool BD2416, 3.50%, 05/01/2047	803,296	740,443
Pool AS9814, 3.50%, 06/01/2047	1,004,440	925,843
Pool BE3687, 3.50%, 06/01/2047	486,199	448,154
Pool BH5307, 3.50%, 06/01/2047	194,673	179,438
Pool AS9943, 3.50%, 07/01/2047	1,588,813	1,464,489
Pool BH5329, 3.50%, 07/01/2047	159,632	147,139
Pool BH2607, 3.50%, 08/01/2047	202,236	188,767
Pool CA0116, 3.50%, 08/01/2047	574,332	529,387
Pool BH2671, 3.50%, 09/01/2047	795,786	733,512
Pool BH5391, 3.50%, 09/01/2047	214,204	197,446
Pool CA0408, 3.50%, 09/01/2047	126,494	116,639
Pool BH4063, 3.50%, 10/01/2047	389,927	359,421
Pool BH9370, 3.50%, 10/01/2047	70,957	65,688
Pool CA0566, 3.50%, 10/01/2047	557,821	514,166
Pool BH5746, 3.50%, 11/01/2047	880,927	811,997
Pool CA0744, 3.50%, 11/01/2047	224,351	207,199
Pool BH7046, 3.50%, 12/01/2047	2,051,441	1,890,931
Pool BJ1663, 3.50%, 12/01/2047	656,354	604,990
Pool CA0918, 3.50%, 12/01/2047	642,713	592,418
Pool BH7097, 3.50%, 01/01/2048	1,507,030	1,389,093
Pool BJ4551, 3.50%, 01/01/2048	669,814	617,394

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BJ4562, 3.50%, 01/01/2048	$349,138	$321,813
Pool CA1074, 3.50%, 01/01/2048	1,395,759	1,286,522
Pool BH9270, 3.50%, 02/01/2048	1,233,163	1,136,646
Pool BJ4611, 3.50%, 02/01/2048	875,551	807,046
Pool BJ4612, 3.50%, 02/01/2048	290,933	268,166
Pool CA1243, 3.50%, 02/01/2048	2,393,752	2,211,159
Pool BJ0616, 3.50%, 03/01/2048	1,450,280	1,336,775
Pool BJ0652, 3.50%, 03/01/2048	719,235	662,960
Pool BK1959, 3.50%, 03/01/2048	759,128	699,707
Pool BK1960, 3.50%, 03/01/2048	275,426	253,869
Pool CA1415, 3.50%, 03/01/2048	1,408,314	1,298,088
Pool BN5245, 3.50%, 02/01/2049	401,904	370,964
Pool BN5344, 3.50%, 03/01/2049	437,533	403,277
Pool BN6235, 3.50%, 04/01/2049	55,273	50,900
Pool BN6245, 3.50%, 04/01/2049	24,152	22,221
Pool BN6283, 3.50%, 04/01/2049	336,882	310,509
Pool BN6567, 3.50%, 04/01/2049	590,376	542,992
Pool CA3399, 3.50%, 04/01/2049	843,916	776,618
Pool BN6299, 3.50%, 05/01/2049	625,204	575,609
Pool BN6619, 3.50%, 05/01/2049	569,753	525,155
Pool BN8886, 3.50%, 05/01/2049	1,300,940	1,197,737
Pool CA3556, 3.50%, 05/01/2049	583,521	537,844
Pool BN6735, 3.50%, 06/01/2049	701,742	643,613
Pool BN8911, 3.50%, 06/01/2049	523,694	481,608
Pool BN8922, 3.50%, 06/01/2049	468,950	432,239
Pool BN8930, 3.50%, 06/01/2049	729,785	671,136
Pool CA3738, 3.50%, 06/01/2049	644,287	597,365
Pool BO1273, 3.50%, 07/01/2049	624,260	574,092
Pool BO1284, 3.50%, 07/01/2049	884,546	815,296
Pool BO1315, 3.50%, 07/01/2049	303,074	278,592
Pool BO1795, 3.50%, 07/01/2049	389,982	358,872
Pool CA3874, 3.50%, 07/01/2049	190,874	175,496
Pool BO1319, 3.50%, 08/01/2049	1,228,163	1,129,972
Pool BO1358, 3.50%, 08/01/2049	879,752	809,052
Pool BO2963, 3.50%, 09/01/2049	841,509	774,054
Pool BO5349, 3.50%, 11/01/2049	55,522	51,179
Pool BO5478, 3.50%, 11/01/2049	1,005,691	924,244
Pool BO5488, 3.50%, 11/01/2049	569,083	522,997
Pool BO5372, 3.50%, 12/01/2049	271,046	248,871
Pool BO8937, 3.50%, 01/01/2050	174,935	161,058
Pool BO9006, 3.50%, 02/01/2050	216,808	199,032
Pool BP1310, 3.50%, 02/01/2050	296,690	272,556
Pool BP1468, 3.50%, 03/01/2050	275,341	254,988
Pool BV5367, 3.50%, 04/01/2052	576,223	524,118
Pool BV5368, 3.50%, 04/01/2052	984,942	901,898
Pool BV8521, 3.50%, 05/01/2052	2,288,228	2,077,615
Pool BV8522, 3.50%, 05/01/2052	1,683,645	1,543,514
Pool BV9871, 3.50%, 05/01/2052	572,272	521,731
Pool CB3688, 3.50%, 05/01/2052	8,372,388	7,601,764
Pool BT8242, 3.50%, 06/01/2052	367,153	333,492
Pool BW1784, 3.50%, 06/01/2052	1,249,850	1,138,012
Pool BW6010, 3.50%, 06/01/2052	1,665,356	1,512,252
Pool CB3798, 3.50%, 06/01/2052	5,286,971	4,800,064
Pool CB3986, 3.50%, 06/01/2052	4,064,935	3,706,666
Pool AH0540, 4.00%, 12/01/2040	22,799	21,933

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool AH2979, 4.00%, 01/01/2041	$21,790	$21,007
Pool AH5643, 4.00%, 01/01/2041	47,407	45,704
Pool AH5671, 4.00%, 02/01/2041	44,379	42,786
Pool AH8877, 4.00%, 04/01/2041	65,284	62,938
Pool AI9871, 4.00%, 09/01/2041	23,708	22,748
Pool AJ4024, 4.00%, 10/01/2041	59,626	57,385
Pool AU9998, 4.00%, 09/01/2043	48,551	46,738
Pool AS0716, 4.00%, 10/01/2043	162,750	156,567
Pool AU6721, 4.00%, 10/01/2043	75,072	72,002
Pool AV0191, 4.00%, 10/01/2043	34,350	32,690
Pool AV0214, 4.00%, 10/01/2043	31,955	30,648
Pool AS0929, 4.00%, 11/01/2043	141,799	135,297
Pool AU6999, 4.00%, 11/01/2043	421,588	406,442
Pool AU7007, 4.00%, 11/01/2043	76,613	73,480
Pool AS1368, 4.00%, 12/01/2043	35,570	34,027
Pool AV0670, 4.00%, 12/01/2043	77,409	74,244
Pool AS1427, 4.00%, 01/01/2044	107,000	102,360
Pool AV6342, 4.00%, 01/01/2044	77,083	72,607
Pool AS1671, 4.00%, 02/01/2044	35,206	33,767
Pool AV5020, 4.00%, 02/01/2044	139,452	133,750
Pool AS1877, 4.00%, 03/01/2044	15,618	14,899
Pool AV7087, 4.00%, 03/01/2044	130,754	125,408
Pool AW0985, 4.00%, 05/01/2044	52,387	50,180
Pool AW3597, 4.00%, 06/01/2044	85,812	81,665
Pool AW5358, 4.00%, 06/01/2044	47,244	44,986
Pool AS2826, 4.00%, 07/01/2044	70,150	67,021
Pool AW8968, 4.00%, 07/01/2044	15,511	14,761
Pool AS3009, 4.00%, 08/01/2044	95,917	91,282
Pool AS3493, 4.00%, 10/01/2044	227,141	216,164
Pool AX0902, 4.00%, 10/01/2044	24,477	23,527
Pool AX3165, 4.00%, 10/01/2044	21,083	20,168
Pool AS3951, 4.00%, 11/01/2044	2,752	2,707
Pool AX4856, 4.00%, 12/01/2044	46,561	44,443
Pool AX7550, 4.00%, 12/01/2044	45,013	43,027
Pool AY5025, 4.00%, 03/01/2045	141,331	133,935
Pool AY8277, 4.00%, 05/01/2045	38,105	36,264
Pool AZ5697, 4.00%, 08/01/2045	22,697	21,601
Pool AZ9195, 4.00%, 09/01/2045	26,900	25,609
Pool BE7194, 4.00%, 03/01/2047	498,895	472,926
Pool BE7216, 4.00%, 04/01/2047	438,122	415,860
Pool BH1143, 4.00%, 04/01/2047	176,315	167,138
Pool BD2419, 4.00%, 05/01/2047	998,839	946,847
Pool BH1167, 4.00%, 05/01/2047	96,707	92,892
Pool BE3689, 4.00%, 06/01/2047	2,018,078	1,913,035
Pool BH5309, 4.00%, 06/01/2047	1,006,598	954,204
Pool BE3762, 4.00%, 07/01/2047	630,140	597,339
Pool BH5334, 4.00%, 07/01/2047	5,395	5,147
Pool BH5335, 4.00%, 07/01/2047	172,432	165,382
Pool BH5361, 4.00%, 08/01/2047	406,715	385,543
Pool BH5395, 4.00%, 09/01/2047	425,746	405,000
Pool BH4060, 4.00%, 10/01/2047	675,352	640,123
Pool BH9379, 4.00%, 10/01/2047	113,411	107,930
Pool BH5748, 4.00%, 11/01/2047	785,139	744,023
Pool BJ4571, 4.00%, 01/01/2048	167,831	159,596
Pool BK1957, 4.00%, 03/01/2048	253,717	240,354

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BK1968, 4.00%, 03/01/2048	$404,882	$383,641
Pool BK1969, 4.00%, 03/01/2048	563,084	533,779
Pool BK2557, 4.00%, 03/01/2048	906,348	859,179
Pool BJ2676, 4.00%, 04/01/2048	162,427	153,665
Pool BK2008, 4.00%, 04/01/2048	449,357	426,459
Pool BJ2752, 4.00%, 05/01/2048	851,654	807,148
Pool BJ9235, 4.00%, 06/01/2048	1,284,362	1,217,518
Pool BK5289, 4.00%, 06/01/2048	593,198	562,613
Pool CA1934, 4.00%, 06/01/2048	1,247,196	1,182,280
Pool BK0898, 4.00%, 07/01/2048	179,956	170,589
Pool BK8813, 4.00%, 07/01/2048	609,971	577,967
Pool CA2094, 4.00%, 07/01/2048	1,275,876	1,209,198
Pool BK4747, 4.00%, 08/01/2048	333,877	316,325
Pool BK8829, 4.00%, 08/01/2048	238,371	225,790
Pool BH0713, 4.00%, 09/01/2048	179,586	171,031
Pool BK4815, 4.00%, 09/01/2048	608,273	575,916
Pool BK8895, 4.00%, 09/01/2048	439,449	418,258
Pool CA2315, 4.00%, 09/01/2048	337,405	319,492
Pool BK7669, 4.00%, 10/01/2048	675,911	640,167
Pool CA2532, 4.00%, 10/01/2048	1,134,872	1,074,385
Pool BK7934, 4.00%, 11/01/2048	1,056,519	1,000,758
Pool BH0723, 4.00%, 12/01/2048	151,066	143,275
Pool BN0321, 4.00%, 12/01/2048	520,446	493,357
Pool BN3958, 4.00%, 12/01/2048	415,077	392,963
Pool CA2994, 4.00%, 01/01/2049	114,418	108,500
Pool BN4338, 4.00%, 02/01/2049	163,180	155,675
Pool BN4347, 4.00%, 02/01/2049	207,105	196,431
Pool BN5288, 4.00%, 02/01/2049	958,412	908,544
Pool CA3143, 4.00%, 02/01/2049	309,068	293,083
Pool BN4373, 4.00%, 03/01/2049	638,245	604,240
Pool BN4386, 4.00%, 03/01/2049	209,043	197,789
Pool BN5350, 4.00%, 03/01/2049	285,732	270,597
Pool BN6227, 4.00%, 03/01/2049	154,133	145,969
Pool CA3270, 4.00%, 03/01/2049	200,780	190,146
Pool BN6236, 4.00%, 04/01/2049	16,525	15,727
Pool BN6247, 4.00%, 04/01/2049	159,304	151,510
Pool BN6285, 4.00%, 04/01/2049	291,263	275,746
Pool BN6563, 4.00%, 04/01/2049	86,519	81,909
Pool BN6301, 4.00%, 05/01/2049	621,740	588,616
Pool BN8894, 4.00%, 05/01/2049	619,924	587,090
Pool BN8913, 4.00%, 06/01/2049	234,544	222,048
Pool BN8923, 4.00%, 06/01/2049	607,556	572,857
Pool BN8931, 4.00%, 06/01/2049	413,532	392,830
Pool BO1274, 4.00%, 07/01/2049	172,953	163,738
Pool BO1285, 4.00%, 07/01/2049	424,680	402,790
Pool BO1316, 4.00%, 07/01/2049	126,399	120,634
Pool BO1326, 4.00%, 08/01/2049	704,847	667,037
Pool BO2971, 4.00%, 09/01/2049	145,495	137,759
Pool BO5432, 4.00%, 10/01/2049	404,771	383,291
Pool BO5373, 4.00%, 12/01/2049	110,542	104,461
Pool BO8938, 4.00%, 01/01/2050	394,829	375,062
Pool BO9007, 4.00%, 02/01/2050	241,086	229,023
Pool BV8523, 4.00%, 05/01/2052	1,477,500	1,387,369
Pool BV8524, 4.00%, 05/01/2052	1,406,061	1,334,503
Pool BV9872, 4.00%, 05/01/2052	1,050,681	984,403

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
Pool BV9873, 4.00%, 05/01/2052	$1,678,129	$1,591,025
Pool BW1787, 4.00%, 05/01/2052	146,506	137,596
Pool BT8307, 4.00%, 06/01/2052	1,065,587	1,001,506
Pool CB3987, 4.00%, 06/01/2052	8,315,836	7,794,696
Pool BW6011, 4.00%, 07/01/2052	820,746	772,071
Pool CB4207, 4.00%, 07/01/2052	4,075,666	3,818,356
Pool BX0008, 4.00%, 09/01/2052	199,216	186,638
Pool CB6590, 4.00%, 06/01/2053	7,743,815	7,248,470
Pool CB6626, 4.00%, 07/01/2053	7,086,263	6,629,319
Pool CB6958, 4.00%, 08/01/2053	7,309,336	6,841,016
Pool CB7018, 4.00%, 09/01/2053	7,598,869	7,110,432
Pool AC4095, 4.50%, 09/01/2039	4,261	4,205
Pool AH6769, 4.50%, 03/01/2041	63,174	62,478
Pool AI3491, 4.50%, 06/01/2041	108,599	107,402
Pool AI5362, 4.50%, 06/01/2041	81,579	80,302
Pool AI6155, 4.50%, 07/01/2041	102,303	101,070
Pool AI8167, 4.50%, 08/01/2041	41,011	40,559
Pool BH1145, 4.50%, 04/01/2047	98,998	96,591
Pool BK2031, 4.50%, 04/01/2048	208,570	202,980
Pool BK5278, 4.50%, 05/01/2048	620,114	605,988
Pool BK5299, 4.50%, 06/01/2048	121,171	117,936
Pool BK8815, 4.50%, 07/01/2048	77,618	75,537
Pool BK8869, 4.50%, 09/01/2048	701,733	683,948
Pool BK8905, 4.50%, 09/01/2048	318,310	309,136
Pool BN0889, 4.50%, 11/01/2048	351,846	342,088
Pool BN0323, 4.50%, 12/01/2048	257,902	250,750
Pool BN4308, 4.50%, 12/01/2048	177,382	173,778
Pool CA2842, 4.50%, 12/01/2048	381,597	371,525
Pool BN5289, 4.50%, 01/01/2049	115,313	111,904
Pool BN4339, 4.50%, 02/01/2049	189,053	183,814
Pool BN4384, 4.50%, 03/01/2049	50,696	49,584
Pool BN6238, 4.50%, 04/01/2049	115,885	112,950
Pool BN6277, 4.50%, 04/01/2049	28,858	28,290
Pool BN6302, 4.50%, 05/01/2049	7,272	7,062
Pool BN8924, 4.50%, 06/01/2049	279,293	271,649
Pool BN8932, 4.50%, 06/01/2049	106,046	102,998
Pool BO1320, 4.50%, 08/01/2049	174,509	169,349
Pool BW6012, 4.50%, 07/01/2052	588,381	567,637
Pool BW5904, 4.50%, 08/01/2052	334,857	321,961
Pool CB4293, 4.50%, 08/01/2052	5,805,272	5,583,142
Pool BX0009, 4.50%, 09/01/2052	481,632	463,203
Pool CB4717, 4.50%, 09/01/2052	7,591,363	7,300,884
Pool CB4824, 4.50%, 10/01/2052	6,783,879	6,524,295
Pool BX0443, 4.50%, 11/01/2052	1,812,067	1,743,173
Pool BX4663, 4.50%, 11/01/2052	742,191	713,809
Pool BX4161, 4.50%, 12/01/2052	544,687	523,846
Pool CB5950, 4.50%, 03/01/2053	4,574,941	4,397,038
Pool BX9384, 4.50%, 04/01/2053	486,146	469,352
Pool CB6135, 4.50%, 04/01/2053	16,332,029	15,702,022
Pool BY0168, 4.50%, 05/01/2053	638,223	613,273
Pool CB6364, 4.50%, 05/01/2053	8,914,725	8,571,750
Pool BY1804, 4.50%, 06/01/2053	702,232	676,627
Pool CB6591, 4.50%, 06/01/2053	10,203,511	9,804,629
Pool CB6627, 4.50%, 07/01/2053	8,676,206	8,341,261
Pool CB7019, 4.50%, 09/01/2053	2,753,301	2,645,096

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool DC3503, 4.50%, 10/01/2054	$311,692	$299,359
Pool DC6985, 4.50%, 12/01/2054	1,050,762	1,009,187
Pool 890230, 5.00%, 07/01/2040	2,262,417	2,290,422
Pool AD8500, 5.00%, 08/01/2040	74,412	74,874
Pool AH6772, 5.00%, 03/01/2041	46,639	46,842
Pool AH8879, 5.00%, 04/01/2041	172,356	173,923
Pool AI3492, 5.00%, 06/01/2041	133,429	134,053
Pool AI6154, 5.00%, 07/01/2041	101,006	101,633
Pool BK5300, 5.00%, 05/01/2048	365,736	366,643
Pool BK8817, 5.00%, 07/01/2048	85,753	85,965
Pool BK8870, 5.00%, 09/01/2048	375,324	375,803
Pool BN6239, 5.00%, 04/01/2049	34,363	33,932
Pool BX0444, 5.00%, 11/01/2052	2,638,220	2,597,565
Pool CB5052, 5.00%, 11/01/2052	22,765,637	22,400,737
Pool BX4162, 5.00%, 12/01/2052	534,284	525,376
Pool BX4662, 5.00%, 12/01/2052	891,319	879,520
Pool BX4182, 5.00%, 01/01/2053	617,226	607,379
Pool BX6155, 5.00%, 02/01/2053	159,549	156,808
Pool BX9388, 5.00%, 03/01/2053	3,468,174	3,410,402
Pool CB5794, 5.00%, 03/01/2053	13,900,413	13,671,834
Pool CB5951, 5.00%, 03/01/2053	7,199,064	7,074,690
Pool BX9387, 5.00%, 04/01/2053	1,466,876	1,432,009
Pool BY0169, 5.00%, 05/01/2053	785,651	776,944
Pool BY1805, 5.00%, 06/01/2053	3,101,495	3,051,750
Pool BY8468, 5.00%, 08/01/2053	1,380,844	1,363,480
Pool BY9981, 5.00%, 09/01/2053	351,830	348,434
Pool CB7230, 5.00%, 10/01/2053	9,936,815	9,758,991
Pool CB7459, 5.00%, 11/01/2053	7,243,020	7,108,922
Pool CB7613, 5.00%, 12/01/2053	2,226,055	2,184,862
Pool DB0787, 5.00%, 04/01/2054	159,199	156,424
Pool DB2784, 5.00%, 05/01/2054	318,167	312,620
Pool DC1301, 5.00%, 09/01/2054	259,161	254,842
Pool DC3520, 5.00%, 10/01/2054	1,996,265	1,959,951
Pool DC7885, 5.00%, 10/01/2054	685,157	672,471
Pool DC7000, 5.00%, 12/01/2054	1,268,519	1,246,277
Pool 890246, 5.50%, 11/01/2038	969,125	986,623
Pool BX0445, 5.50%, 11/01/2052	3,744,813	3,762,392
Pool BX4163, 5.50%, 12/01/2052	1,015,090	1,022,712
Pool CB5228, 5.50%, 12/01/2052	14,944,239	15,005,945
Pool CB5391, 5.50%, 12/01/2052	6,009,999	6,035,884
Pool BX4176, 5.50%, 01/01/2053	621,643	622,410
Pool BX6156, 5.50%, 02/01/2053	1,170,988	1,182,591
Pool CB5607, 5.50%, 02/01/2053	2,370,652	2,372,695
Pool CB5762, 5.50%, 02/01/2053	2,989,776	3,002,116
Pool BX9385, 5.50%, 04/01/2053	897,492	905,606
Pool BY0170, 5.50%, 05/01/2053	1,268,117	1,279,033
Pool BY1806, 5.50%, 06/01/2053	828,972	837,555
Pool BY8469, 5.50%, 08/01/2053	1,757,972	1,756,957
Pool BY9982, 5.50%, 09/01/2053	1,571,730	1,587,443
Pool CB7233, 5.50%, 10/01/2053	12,481,779	12,513,082
Pool DA1488, 5.50%, 10/01/2053	826,343	831,921
Pool CB7456, 5.50%, 11/01/2053	8,557,515	8,589,382
Pool DA4978, 5.50%, 11/01/2053	282,475	282,393
Pool CB7592, 5.50%, 12/01/2053	11,852,697	11,878,154
Pool DA8573, 5.50%, 02/01/2054	667,849	670,225

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
Pool CB8233, 5.50%, 03/01/2054	$12,811,459	$12,838,981
Pool DB0789, 5.50%, 04/01/2054	1,514,845	1,518,099
Pool DB2785, 5.50%, 05/01/2054	2,011,077	2,015,397
Pool DB5325, 5.50%, 05/01/2054	782,731	785,449
Pool DB6583, 5.50%, 06/01/2054	1,389,059	1,400,455
Pool DB7487, 5.50%, 06/01/2054	500,566	504,227
Pool DB8695, 5.50%, 08/01/2054	1,627,950	1,628,195
Pool DC2233, 5.50%, 08/01/2054	740,454	742,613
Pool CB9119, 5.50%, 09/01/2054	13,319,054	13,347,668
Pool DC4910, 5.50%, 10/01/2054	877,186	876,905
Pool DC7884, 5.50%, 10/01/2054	1,136,064	1,134,999
Pool CB9581, 5.50%, 11/01/2054	1,313,486	1,312,255
Pool DC7017, 5.50%, 12/01/2054	1,375,909	1,376,742
Pool 890247, 6.00%, 09/01/2038	955,298	997,227
Pool BX0446, 6.00%, 11/01/2052	757,538	767,797
Pool BX4164, 6.00%, 12/01/2052	1,763,903	1,808,863
Pool BX4177, 6.00%, 01/01/2053	1,417,773	1,453,539
Pool BX6157, 6.00%, 02/01/2053	604,224	614,639
Pool BX9386, 6.00%, 04/01/2053	1,761,983	1,787,741
Pool BY0171, 6.00%, 05/01/2053	1,323,246	1,355,920
Pool BY1807, 6.00%, 06/01/2053	632,297	640,434
Pool BY8470, 6.00%, 08/01/2053	823,074	847,453
Pool BY9983, 6.00%, 09/01/2053	820,796	843,499
Pool DA1489, 6.00%, 10/01/2053	788,694	803,207
Pool DA4979, 6.00%, 11/01/2053	873,649	892,142
Pool CB7612, 6.00%, 12/01/2053	13,209,493	13,440,401
Pool CB7745, 6.00%, 12/01/2053	10,247,900	10,430,181
Pool DA5136, 6.00%, 01/01/2054	749,990	765,866
Pool DA8574, 6.00%, 03/01/2054	1,619,213	1,647,518
Pool DB0792, 6.00%, 04/01/2054	1,441,837	1,482,607
Pool CB8426, 6.00%, 05/01/2054	6,809,869	6,933,100
Pool DB2786, 6.00%, 05/01/2054	3,655,146	3,702,191
Pool DB6590, 6.00%, 06/01/2054	1,645,572	1,671,305
Pool CB8947, 6.00%, 07/01/2054	5,179,902	5,273,640
Pool DB3721, 6.00%, 07/01/2054	289,768	295,101
Pool DB8901, 6.00%, 07/01/2054	860,688	873,830
Pool DB9723, 6.00%, 07/01/2054	1,997,347	2,036,684
Pool DB8714, 6.00%, 08/01/2054	1,707,089	1,731,832
Pool DC1339, 6.00%, 09/01/2054	2,225,101	2,255,793
Pool DC4922, 6.00%, 10/01/2054	427,571	434,454
Pool DC7028, 6.00%, 11/01/2054	439,136	445,164
Pool 886136, 6.50%, 07/01/2036	137,144	142,011
Pool 900106, 6.50%, 08/01/2036	45,898	47,711
Pool 947771, 6.50%, 09/01/2037	27,388	28,426
Pool BY9984, 6.50%, 09/01/2053	787,730	817,977
Pool DA1490, 6.50%, 10/01/2053	376,908	392,763
Pool MA5167, 6.50%, 10/01/2053	4,444,069	4,553,865
Pool DA4980, 6.50%, 11/01/2053	553,318	570,060
Pool CB7746, 6.50%, 12/01/2053	13,612,192	14,016,805
Pool DA5137, 6.50%, 12/01/2053	2,032,404	2,082,526
Pool DA8575, 6.50%, 02/01/2054	1,359,344	1,414,451
Pool CB8427, 6.50%, 04/01/2054	6,235,536	6,409,628
Pool DB0794, 6.50%, 04/01/2054	1,825,303	1,898,743
Pool CB8456, 6.50%, 05/01/2054	3,999,229	4,109,664
Pool DB2791, 6.50%, 05/01/2054	2,432,622	2,530,496

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool DB6592, 6.50%, 06/01/2054	$6,530,470	$6,712,464
Pool CB8816, 6.50%, 07/01/2054	7,018,652	7,213,896
Pool DC0192, 6.50%, 08/01/2054	2,520,526	2,590,654
Pool DC1357, 6.50%, 09/01/2054	2,411,408	2,478,502
Pool DA4981, 7.00%, 11/01/2053	946,034	998,338
Pool DA5138, 7.00%, 01/01/2054	979,930	1,035,541
Pool DA8576, 7.00%, 02/01/2054	920,595	957,919
Pool DB2792, 7.00%, 05/01/2054	452,871	472,684
Pool DB6593, 7.00%, 06/01/2054	439,088	457,426
Pool DC0200, 7.00%, 07/01/2054	1,008,224	1,050,794
Pool DA5139, 7.50%, 12/01/2053	456,488	483,339
		877,243,685

FRESB Multifamily Mortgage Pass-Through Certificates - 0.38%
Pool 2021-SB83, 0.63%, 01/25/2026 (b)	2,604,700	2,502,518
Pool 2021-SB82, 0.67%, 11/25/2025 (b)	1,964,764	1,897,746
Pool 2021-SB87, 0.78%, 04/25/2041 (b)	2,708,611	2,575,252
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	2,098,256	1,895,793
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	955,336	854,979
Pool 2022-SB104, 2.66%, 08/25/2032 (b)	1,965,259	1,724,446
Pool 2022-SB104, 2.79%, 09/25/2042 (b)	1,965,340	1,849,024
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	417,581	397,299
Pool 2017-SB43, 5.66%, (SOFR30A+0.814%), 10/25/2037 (b)	133,619	132,689
		13,829,746

GNMA Multifamily - 11.94%
Pool 2021-31, 1.10%, 01/16/2061	2,125,410	1,536,140
Pool 2021-36, 1.15%, 03/16/2057	618,763	460,383
Pool 2021-47, 1.15%, 03/16/2061	4,636,067	3,373,445
Pool 2021-28, 1.20%, 01/16/2062	2,584,540	1,888,521
Pool 2021-186, 1.25%, 05/16/2052	4,576,326	3,693,460
Pool 2021-5, 1.25%, 01/16/2061	445,720	327,930
Pool 2021-51, 1.25%, 10/16/2062	902,468	663,890
Pool 2020-135, 1.30%, 01/16/2063	1,287,866	952,306
Pool 2021-134 KQ, 1.40%, 03/16/2060	331,860	247,440
Pool 2021-43, 1.40%, 03/16/2062	4,811,541	3,608,281
Pool 2022-23 AE, 1.50%, 04/16/2046	2,849,869	2,537,538
Pool 2022-3 AN, 1.50%, 09/16/2051	4,810,342	3,959,049
Pool 2022-17 AJ, 1.50%, 05/16/2056	470,773	368,503
Pool 2021-79, 1.50%, 10/16/2057	992,305	789,289
Pool 2021-218 AG, 1.50%, 11/16/2059	787,523	595,422
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,122,202	883,266
Pool 2021-217 AB, 1.50%, 12/16/2061	1,342,815	1,117,187
Pool 2021-68, 1.50%, 12/16/2061	1,238,917	976,195
Pool 2022-2 AC, 1.50%, 01/16/2062	552,760	432,131
Pool 2020-89 AB, 1.50%, 02/16/2062	397,238	297,941
Pool 2020-69, 1.50%, 03/16/2062	951,210	714,135
Pool 2021-164, 1.50%, 03/16/2062	2,591,682	2,039,026
Pool 2020-139, 1.50%, 04/16/2062	755,113	569,785
Pool 2021-210, 1.50%, 05/16/2062	479,825	360,646
Pool 2020-158, 1.50%, 09/16/2062	2,441,950	1,843,611
Pool 2021-102 AD, 1.50%, 10/16/2062	862,656	649,557
Pool 2020-170, 1.50%, 11/16/2062	384,013	287,657
Pool 2021-183, 1.50%, 01/16/2063	1,407,621	1,062,231
Pool 2021-40, 1.50%, 02/16/2063	699,663	526,233
Pool 2021-21, 1.50%, 06/16/2063	4,599,675	3,465,435

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
Pool 2021-164, 1.50%, 10/16/2063	$380,414	$285,902
Pool 2022-7 AC, 1.50%, 01/16/2064	1,807,893	1,368,373
Pool 2013-85 A, 1.55%, 09/16/2046	154,988	141,722
Pool 2013-7 AC, 1.60%, 03/16/2047	401,312	362,058
Pool 2021-75, 1.60%, 04/16/2062	2,215,587	1,687,270
Pool 2020-197, 1.60%, 10/16/2062	3,279,703	2,496,311
Pool 2021-200, 1.60%, 10/16/2062	419,772	328,163
Pool 2022-21 AB, 1.60%, 12/16/2062	1,340,438	1,034,901
Pool 2020-100, 1.65%, 04/16/2062	748,466	584,306
Pool 2021-170, 1.65%, 12/16/2062	746,003	568,313
Pool 2021-65, 1.65%, 12/16/2062	385,414	293,247
Pool 2021-220 AC, 1.65%, 11/16/2063	4,608,899	3,507,036
Pool 2012-139 AB, 1.67%, 02/16/2053	41,859	32,920
Pool 2021-90, 1.70%, 05/16/2061	1,947,639	1,485,497
Pool 2013-50 AB, 1.73%, 05/16/2045	149,368	139,932
Pool 2022-15 AP, 1.75%, 12/16/2055	1,248,004	985,014
Pool 2021-222 AP, 1.75%, 02/16/2056	5,263,614	4,198,055
Pool 2022-14 AG, 1.75%, 01/01/2058	2,132,881	1,647,996
Pool 2021-128 PT, 1.75%, 06/16/2061	449,042	344,574
Pool 2022-41 AD, 1.75%, 01/16/2062	1,699,324	1,387,557
Pool 2021-80, 1.75%, 06/16/2062	1,850,661	1,455,158
Pool 2022-8 AB, 1.75%, 07/16/2062	1,434,105	1,140,270
Pool 2020-128, 1.75%, 10/16/2062	1,904,489	1,456,768
Pool 2021-110 AC, 1.75%, 10/16/2062	135,220	103,787
Pool 2021-33, 1.75%, 10/16/2062	1,073,788	823,450
Pool 2022-042, 1.75%, 03/16/2063	941,185	733,394
Pool 2022-038, 1.75%, 04/16/2064	7,476,397	5,687,162
Pool 2012-144 AD, 1.77%, 01/16/2053	125,905	109,878
Pool 2012-99 AE, 1.80%, 02/16/2048	312,427	265,106
Pool 2013-12 AB, 1.83%, 11/16/2052	82,830	77,233
Pool 2013-72 AC, 1.88%, 05/16/2046	266,587	241,132
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	612,758	510,643
Pool 2012-150 AB, 1.90%, 08/16/2044	13,520	13,026
Pool 2012-120 A, 1.90%, 02/16/2053	611,701	522,505
Pool 2020-71, 1.90%, 01/16/2062	713,101	554,282
Pool 2022-59 AB, 2.00%, 07/16/2043	1,292,913	1,181,394
Pool 2022-115, 2.00%, 09/16/2048	9,351,899	8,260,814
Pool 2013-128 AB, 2.00%, 10/16/2051	773,730	675,118
Pool 2011-143, 2.00%, 10/16/2057	1,410,717	1,118,642
Pool 2017-7, 2.00%, 11/16/2058	62,698	50,365
Pool 2022-77 AD, 2.00%, 01/16/2062	1,205,506	979,704
Pool 2020-118 AC, 2.00%, 04/16/2062	578,972	458,369
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,101,798	861,426
Pool 2020-106 AG, 2.00%, 06/16/2062	736,960	581,210
Pool 2020-111 AD, 2.00%, 09/15/2062	1,475,643	1,171,629
Pool 2020-159, 2.00%, 10/16/2062	1,420,707	1,124,911
Pool 2022-042, 2.00%, 10/16/2062	940,721	766,423
Pool 2022-71 AH, 2.00%, 05/16/2063	1,890,876	1,528,540
Pool 2022-035, 2.00%, 10/16/2063 (b)	346,839	279,531
Pool 2022-49 AH, 2.00%, 03/16/2064	5,557,550	4,353,076
Pool 2022-73 AK, 2.00%, 03/16/2064	2,152,692	1,708,340
Pool 2012-112 AD, 2.09%, 02/16/2053	62,888	53,493
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	148,797	127,412
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	4,775,467	3,781,198
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	110,745	90,902

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AA8478, 2.15%, 05/15/2035	$225,160	$220,589
Pool AA8479, 2.15%, 11/15/2035	476,970	467,256
Pool 2022-082, 2.15%, 12/16/2050	1,369,504	1,177,145
Pool 2022-96 DA, 2.15%, 02/16/2057	749,530	597,086
Pool 2022-72 AD, 2.15%, 04/16/2063	461,568	369,541
Pool 2013-94 AB, 2.20%, 03/16/2054	198,805	172,900
Pool 2016-152, 2.20%, 08/15/2058	1,056,942	851,763
Pool 2020-2020, 2.20%, 04/16/2061	482,664	409,163
Pool 2020-70, 2.20%, 04/16/2062	514,546	409,049
Pool AC5324, 2.23%, 09/15/2032	494,325	468,337
Pool 2016-40, 2.25%, 03/16/2050	2,173,674	1,899,954
Pool 2019-127, 2.25%, 08/16/2053	312,849	258,646
Pool 2016-175, 2.25%, 09/16/2058	1,654,477	1,330,201
Pool 2020-10, 2.25%, 05/16/2060	2,150,417	1,854,698
Pool 2020-48, 2.25%, 11/16/2061	1,562,272	1,254,690
Pool 2022-149, 2.25%, 03/16/2062	4,570,513	4,183,514
Pool 2021-112 AC, 2.25%, 10/16/2063	1,390,347	1,112,950
Pool 2022-167, 2.30%, 10/16/2050	8,682,949	7,925,517
Pool 2017-20, 2.30%, 09/16/2057	708,317	584,905
Pool 2016-125, 2.30%, 12/16/2057	376,334	310,623
Pool 2017-003, 2.30%, 09/16/2058	998,533	807,572
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	425,248	381,145
Pool 2015-125 AB, 2.35%, 04/16/2047	1,268,571	1,144,091
Pool 2016-87, 2.35%, 03/16/2058	286,185	235,715
Pool 2020-26 AD, 2.35%, 04/15/2061	2,423,357	2,005,159
Pool 2016-40, 2.40%, 06/16/2049	722,630	634,931
Pool 2018-16, 2.40%, 03/16/2050	3,061,020	2,749,633
Pool 2017-30, 2.40%, 03/16/2051	1,069,453	940,839
Pool 2018-26, 2.40%, 03/16/2052	1,221,376	1,128,084
Pool 2017-50, 2.40%, 01/16/2057	1,958,461	1,590,368
Pool 2017-16, 2.40%, 01/16/2058	563,438	467,998
Pool 2017-29, 2.40%, 01/16/2058	1,222,062	1,051,701
Pool 2016-113, 2.40%, 02/16/2058	542,861	439,231
Pool 2017-49, 2.40%, 05/16/2058	1,311,991	1,113,958
Pool 2017-41, 2.40%, 07/16/2058	422,341	374,269
Pool 2020-24 AB, 2.40%, 08/16/2061	842,235	700,477
Pool 2017-169, 2.45%, 03/16/2050	1,210,523	1,090,907
Pool 2020-23 AC, 2.45%, 02/16/2062	599,726	496,216
Pool 2023-174 AE, 2.50%, 09/16/2046 (b)	7,751,145	7,101,073
Pool 2018-30, 2.50%, 10/16/2048	16,012	15,915
Pool 2022-165, 2.50%, 05/16/2049 (b)	8,425,568	7,691,734
Pool 2017-111, 2.50%, 06/16/2051	70,082	64,723
Pool 2015-114 AD, 2.50%, 11/15/2051	271,526	258,716
Pool 2022-162, 2.50%, 04/16/2054	2,168,078	1,903,132
Pool 2022-150, 2.50%, 07/16/2055	1,228,421	1,099,279
Pool 2017-9, 2.50%, 09/16/2056	491,553	403,555
Pool 2017-157, 2.50%, 10/16/2056	368,137	327,675
Pool 2017-28, 2.50%, 02/16/2057	2,065,483	1,689,985
Pool 2016-36 A, 2.50%, 03/16/2057	121,210	104,439
Pool 2017-72, 2.50%, 04/16/2057	395,048	325,425
Pool 2016-71, 2.50%, 10/16/2057	1,121,520	927,202
Pool 2017-46, 2.50%, 11/16/2057	1,566,930	1,283,328
Pool 2017-64, 2.50%, 11/16/2057	366,552	301,113
Pool 2017-22, 2.50%, 12/16/2057	2,392,360	1,979,692
Pool 2017-47, 2.50%, 08/16/2058	275,382	241,155

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
Pool 2017-81, 2.50%, 09/16/2058	$252,700	$212,015
Pool 2017-97, 2.50%, 09/16/2058	227,459	189,928
Pool 2018-3, 2.50%, 10/16/2058	2,642,612	2,247,127
Pool 2017-154, 2.50%, 12/16/2058	1,732,791	1,429,488
Pool 2017-127, 2.50%, 02/16/2059	484,354	398,713
Pool 2017-143, 2.50%, 02/16/2059	829,792	679,925
Pool 2018-75, 2.50%, 04/16/2059	656,899	583,705
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,186,999	1,786,493
Pool 2018-2, 2.50%, 07/16/2059	403,263	333,140
Pool 2017-169, 2.50%, 09/16/2059	74,080	61,063
Pool 2019-141, 2.50%, 08/16/2060	820,739	678,915
Pool 2020-8 AL, 2.50%, 01/16/2061	277,845	236,367
Pool 2019-107, 2.50%, 02/16/2061	509,747	417,127
Pool 2020-2 AH, 2.50%, 02/16/2061	2,247,936	1,898,105
Pool 2019-147 AE, 2.50%, 06/16/2061	611,283	492,779
Pool 2020-72, 2.50%, 02/16/2062	1,608,673	1,338,373
Pool 2020-10 AC, 2.50%, 04/16/2062	1,276,984	1,039,916
Pool 2016-64, 2.55%, 12/16/2057	751,290	623,429
Pool 2019-124, 2.55%, 09/16/2060	193,743	173,110
Pool 2018-74 AG, 2.60%, 12/16/2050	90,285	89,043
Pool 2017-106, 2.60%, 04/16/2051	72,768	66,564
Pool 2015-101 AE, 2.60%, 03/16/2052	241,890	216,791
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,443,431	1,278,519
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	1,772,675	1,529,118
Pool 2018-69, 2.60%, 03/16/2056	494,641	474,108
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	414,839	352,740
Pool 2016-24, 2.60%, 12/16/2056	107,829	96,321
Pool 2016-41, 2.60%, 06/16/2057	88,168	73,536
Pool 2017-90, 2.60%, 07/16/2057	1,996,615	1,740,778
Pool 2017-62, 2.60%, 11/16/2057	730,984	641,629
Pool 2017-92, 2.60%, 06/16/2058	942,615	838,079
Pool 2018-16, 2.60%, 06/16/2058	2,172,455	1,881,618
Pool 2017-74, 2.60%, 09/16/2058	2,497,655	2,106,378
Pool 2018-28, 2.60%, 09/16/2058	3,541,926	3,051,136
Pool 2017-108, 2.60%, 10/16/2058	394,598	335,972
Pool 2017-135, 2.60%, 10/16/2058	2,122,077	1,776,468
Pool 2017-70, 2.60%, 10/16/2058	153,146	129,864
Pool 2017-102, 2.60%, 12/16/2058 (b)	955,827	790,378
Pool 2017-124, 2.60%, 12/16/2058	425,571	358,735
Pool 2017-131, 2.60%, 12/16/2058 (b)	947,088	785,137
Pool 2018-9, 2.60%, 12/16/2058	986,694	830,891
Pool 2017-105, 2.60%, 01/16/2059	270,192	230,643
Pool 2017-143, 2.60%, 01/16/2059	1,219,276	1,016,430
Pool 2017-94, 2.60%, 02/16/2059	170,631	144,914
Pool 2017-169, 2.60%, 04/16/2059 (b)	3,254,854	2,714,592
Pool 2017-185, 2.60%, 04/16/2059 (b)	103,735	86,714
Pool 2017-126, 2.60%, 05/16/2059	61,734	52,904
Pool 2017-152, 2.60%, 05/16/2059	162,643	141,471
Pool 2017-61, 2.60%, 05/16/2059	389,676	336,381
Pool 2018-41 AD, 2.60%, 06/16/2059	497,387	457,458
Pool 2018-35, 2.60%, 09/16/2059	2,196,855	1,902,313
Pool 2019-88, 2.60%, 12/16/2059	503,525	442,933
Pool 2017-190, 2.60%, 03/16/2060	588,148	493,632
Pool 2019-147, 2.60%, 09/16/2060	141,372	120,386
Pool 2019-130, 2.60%, 11/16/2061	291,118	252,648

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2017-7, 2.61%, 12/16/2058 (b)	$2,567,107	$1,882,534
Pool 591746, 2.63%, 06/15/2048	679,601	677,679
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	83,102	75,494
Pool 2015-86 AC, 2.65%, 03/16/2050	279,091	263,588
Pool 2015-171 EA, 2.65%, 12/16/2052	34,455	29,709
Pool 2016-178, 2.65%, 08/16/2058	2,287,453	1,950,060
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	171,191	153,533
Pool 2018-60, 2.70%, 12/16/2058	644,660	580,501
Pool 2017-159, 2.70%, 01/16/2059	471,674	399,400
Pool 2018-25, 2.70%, 04/16/2059	4,428,989	3,878,429
Pool 2018-43, 2.70%, 10/16/2059	796,298	682,077
Pool 2022-102, 2.70%, 06/16/2064 (b)	3,003,964	2,540,466
Pool AC3668, 2.73%, 04/15/2043	1,609,197	1,582,331
Pool 2018-62, 2.75%, 05/16/2051	506,097	466,460
Pool 2016-39, 2.75%, 01/16/2056	1,299,231	1,107,140
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	169,564	157,209
Pool 2017-54, 2.75%, 09/16/2057	174,128	152,914
Pool 2019-81 AC, 2.75%, 08/16/2060	46,286	40,318
Pool 2019-146, 2.75%, 07/16/2061 (b)	801,608	701,194
Pool 2022-163, 2.75%, 07/16/2062	534,164	484,919
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	423,317	383,573
Pool 2014-186 AH, 2.80%, 08/16/2054	85,988	78,217
Pool 2015-140 AC, 2.80%, 11/16/2056	434,549	391,452
Pool 2018-56, 2.80%, 04/16/2058	1,822,762	1,649,305
Pool BX1556, 2.80%, 06/15/2062	9,090,787	7,972,195
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	38,922	34,951
Pool 2018-82, 2.85%, 12/16/2051	906,934	813,455
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	6,793	6,711
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	586,977	529,078
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	37,460	35,559
Pool AV9479, 2.90%, 10/15/2051	7,430,315	7,314,266
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	476,464
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	295,799	270,485
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	86,259	81,778
Pool 2018-110, 2.90%, 09/16/2059	134,350	120,217
Pool 2019-94 AG, 2.95%, 07/16/2060	299,616	279,816
Pool 2016-40, 2.96%, 05/16/2050 (b)	759,426	684,992
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,711,734
Pool 2018-73, 3.00%, 04/16/2049	114,079	108,083
Pool 2018-96, 3.00%, 09/16/2049	469,943	437,772
Pool 2018-62, 3.00%, 05/16/2050	77,296	73,004
Pool 2018-98, 3.00%, 10/16/2050	73,725	70,924
Pool 2019-53, 3.00%, 06/16/2051	32,748	32,323
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,140,566
Pool 2022-187, 3.00%, 03/16/2054	433,243	398,791
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	362,100
Pool 2022-158, 3.00%, 06/16/2056 (b)	1,445,689	1,316,985
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	517,139	465,752
Pool 2018-88, 3.00%, 02/16/2058	847,279	751,752
Pool 2018-43, 3.00%, 12/16/2058	156,239	144,461
Pool 2019-63, 3.00%, 02/16/2060	173,444	162,280
Pool 2019-47, 3.00%, 05/16/2060	122,684	109,214
Pool 2019-66, 3.00%, 05/16/2060	1,524	1,501
Pool 2019-75 AC, 3.00%, 05/16/2060	372,036	350,889
Pool 2023-26, 3.00%, 05/16/2064 (b)	2,211,515	1,963,442

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount	Value
Pool 2022-144, 3.00%, 10/16/2064 (b)	$711,895	$615,296
Pool 2014-164 BA, 3.05%, 09/16/2052	53,768	53,081
Pool AS2544, 3.10%, 04/15/2042	665,473	631,702
Pool AK8205, 3.10%, 09/15/2055	2,093,699	1,971,473
Pool 2018-85, 3.10%, 07/16/2057 (b)	676,462	621,063
Pool 2019-64, 3.10%, 01/16/2060	380,135	351,678
Pool 2019-105 A, 3.10%, 05/16/2061	9,833	9,025
Pool 2014-164 AN, 3.11%, 03/16/2055 (b)	489,658	436,315
Pool 2022-220, 3.15%, 04/16/2053	1,441,753	1,333,769
Pool 2022-184, 3.15%, 01/16/2054	3,533,174	3,274,228
Pool 2023-30, 3.15%, 07/16/2057	1,575,736	1,463,645
Pool 2018-136 AE, 3.15%, 09/16/2058	840,771	784,639
Pool 2019-32, 3.15%, 12/16/2059	587,641	567,779
Pool 2019-80 AB, 3.15%, 11/16/2060	33,641	29,860
Pool 2018-99, 3.20%, 01/16/2052	2,689	2,681
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	833,073
Pool AK7840, 3.25%, 03/15/2050	835,827	808,659
Pool 2022-202 AB, 3.25%, 07/16/2053 (b)	4,827,938	4,413,900
Pool 2022-199, 3.25%, 02/16/2054	623,174	581,709
Pool 2023-73, 3.25%, 09/16/2055 (b)	3,894,179	3,598,792
Pool 2023-33, 3.25%, 06/16/2056 (b)	2,967,404	2,659,074
Pool 2023-2, 3.25%, 07/16/2056 (b)	2,916,606	2,685,390
Pool 2019-26, 3.25%, 01/16/2060	55,697	55,009
Pool 2019-37, 3.25%, 02/16/2060	885,800	837,575
Pool 2018-165 AB, 3.25%, 09/16/2060	1,385,440	1,224,739
Pool 2023-50, 3.25%, 09/16/2063 (b)	1,957,088	1,759,665
Pool 2023-34, 3.25%, 01/16/2064 (b)	2,932,372	2,650,439
Pool 2023-95 AD, 3.25%, 04/16/2064 (b)	2,279,880	2,061,724
Pool 2023-78, 3.25%, 06/16/2064 (b)	2,963,767	2,674,421
Pool 2014-155 DC, 3.33%, 06/16/2047 (b)	425,269	410,183
Pool 2014-61 A, 3.33%, 02/16/2054 (b)	551,900	515,749
Pool 2023-31, 3.35%, 01/16/2056	1,706,687	1,557,195
Pool AT8470, 3.40%, 10/15/2051	1,675,695	1,576,763
Pool AN9543, 3.45%, 11/15/2050	1,502,365	1,433,393
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	450,348	417,007
Pool 2023-124 GK, 3.50%, 03/16/2055 (b)	5,867,033	5,522,237
Pool 2023-92 AC, 3.50%, 10/16/2062 (b)	3,797,159	3,553,865
Pool 2023-36, 3.50%, 03/16/2063 (b)	1,306,030	1,209,073
Pool 2023-139 AG, 3.50%, 06/16/2064 (b)	4,950,962	4,538,405
Pool AD8950, 3.51%, 09/15/2048	1,836,981	1,831,855
Pool AM0526, 3.51%, 05/15/2050	974,985	941,798
Pool AH5339, 3.55%, 12/15/2050	1,151,494	1,101,812
Pool AC6851, 3.62%, 08/15/2048	812,361	810,100
Pool AC6853, 3.62%, 08/15/2048	812,362	810,100
Pool 661707, 3.75%, 12/15/2054	797,636	783,587
Pool 2023-159 AE, 3.75%, 08/16/2055 (b)	304,260	294,575
Pool 2023-8, 3.75%, 10/16/2063	2,828,750	2,678,386
Pool 2023-119 AE, 3.75%, 03/16/2064 (b)	6,814,873	6,337,366
Pool AG7484, 3.83%, 03/15/2049	413,910	412,775
Pool AO6152, 3.94%, 01/15/2045	1,701,929	1,646,738
Pool 2023-126 A, 4.00%, 06/16/2050	1,999,408	1,943,662
Pool 2023-125, 4.00%, 05/16/2053	470,371	451,253
Pool AH7386, 4.00%, 11/15/2053	1,759,215	1,711,941
Pool 2023-126 AB, 4.00%, 06/16/2054	3,081,811	2,970,359
Pool 2023-91 AC, 4.00%, 02/16/2055	5,703,864	5,502,426

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2023-44, 4.00%, 08/16/2056	$5,225,692	$4,925,742
Pool 2023-142 A, 4.00%, 08/16/2063 (b)	1,095,588	1,058,648
Pool 2023-197, 4.00%, 01/16/2064 (b)	2,579,898	2,454,747
Pool 768250, 4.01%, 08/15/2052	2,197,768	2,185,275
Pool 2024-135, 4.25%, 01/16/2050	723,390	706,052
Pool 2024-50 AB, 4.25%, 10/16/2055	3,968,211	3,858,007
Pool 2023-144 AB, 4.25%, 12/16/2057	2,397,498	2,324,173
Pool 2023-104 AC, 4.25%, 10/16/2062	9,649,530	9,322,088
Pool 2024-119, 4.50%, 12/16/2053	1,846,391	1,802,171
Pool 2024-93 A, 4.50%, 04/16/2054 (b)	3,476,276	3,414,346
Pool 2024-36, 4.50%, 07/01/2054 (b)	1,103,801	1,078,386
Pool 2024-18, 4.50%, 05/16/2055	5,431,014	5,299,743
Pool 2024-52 A, 4.50%, 03/16/2056 (b)	2,220,862	2,173,563
Pool 2024-86 AE, 4.50%, 03/16/2056	1,989,139	1,937,197
Pool 2024-193, 4.50%, 04/16/2056	1,510,000	1,479,401
Pool 2024-98 JA, 4.50%, 08/16/2057 (b)	1,988,096	1,924,278
Pool 2024-158, 4.50%, 09/16/2057	1,996,284	1,928,848
Pool 2024-102 AB, 4.50%, 11/16/2063	896,583	875,073
Pool 2024-88 AB, 4.50%, 02/16/2064 (b)	1,989,872	1,945,538
Pool 2024-17, 4.50%, 05/16/2064	545,971	531,201
Pool 2024-12, 4.50%, 08/16/2064	4,641,006	4,513,339
Pool 2024-153, 4.50%, 03/16/2065	5,392,884	5,290,964
Pool 2024-156, 4.50%, 09/16/2065	1,497,711	1,425,874
Pool AH1338, 4.61%, 06/15/2055	451,429	442,373
Pool 2024-70 BA, 4.75%, 07/16/2054	2,974,812	2,934,359
Pool 2024-87 AB, 4.75%, 03/01/2065	3,237,454	3,166,499
Pool 2023-177 V, 5.00%, 08/16/2040	1,433,968	1,427,197
Pool 2023-177 A, 5.00%, 09/16/2051	1,860,651	1,843,065
Pool 2024-123 A, 5.00%, 03/16/2055	2,390,138	2,364,302
Pool 699710, 5.43%, 07/15/2044	313,133	312,265
Pool 637911, 6.00%, 07/15/2035	265,386	264,819
Pool 636413, 6.25%, 04/15/2036	477,786	476,895
		432,707,449

GNMA Single Family - 0.43%
Pool G2 BV1487, 2.50%, 08/20/2050	206,501	176,010
Pool G2 CE6248, 2.50%, 08/20/2051	198,555	169,039
Pool AD1699, 3.00%, 02/15/2043	45,291	41,174
Pool G2 AV5053, 3.00%, 10/20/2046	281,870	249,198
Pool G2 AX5461, 3.00%, 12/20/2046	617,595	542,208
Pool G2 AX5544, 3.00%, 01/20/2047	135,812	120,470
Pool G2 BV1491, 3.00%, 08/20/2050	378,716	334,831
Pool 779354, 3.50%, 06/15/2042	3,543	3,321
Pool G2 AX5545, 3.50%, 01/20/2047	338,312	312,347
Pool G2 BC5351, 3.50%, 09/20/2047	240,153	222,022
Pool G2 BD9036, 3.50%, 11/20/2047	562,647	519,110
Pool 737576, 4.00%, 11/15/2040	10,851	10,516
Pool 737712, 4.00%, 12/15/2040	86,037	82,884
Pool G2 757173, 4.00%, 12/20/2040	69,135	66,315
Pool 737837, 4.00%, 01/15/2041	175,059	168,643
Pool 759104, 4.00%, 01/15/2041	72,424	69,413
Pool G2 759436, 4.00%, 01/20/2041	51,837	49,724
Pool G2 759466, 4.00%, 01/20/2041	136,675	131,102
Pool 759191, 4.00%, 02/15/2041	217,003	206,909
Pool G2 759301, 4.00%, 02/20/2041	135,358	129,842

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal Amount	Value
Pool G2 763042, 4.00%, 04/20/2041	$60,049	$56,836
Pool 738629, 4.00%, 08/15/2041	234,067	225,489
Pool 738630, 4.00%, 08/15/2041	227,153	218,828
Pool 770515, 4.00%, 08/15/2041	350,233	333,941
Pool 738735, 4.00%, 09/15/2041	62,666	60,061
Pool 738954, 4.00%, 11/15/2041	46,241	44,182
Pool 778766, 4.00%, 01/15/2042	194,411	187,286
Pool 778847, 4.00%, 02/15/2042	38,542	36,998
Pool AF3781, 4.00%, 09/15/2043	274,673	263,248
Pool AG8734, 4.00%, 12/15/2043	85,161	82,038
Pool G2 BH0074, 4.00%, 06/20/2048	764,478	720,973
Pool G2 BI3170, 4.00%, 07/20/2048	153,505	144,757
Pool 717198, 4.50%, 06/15/2039	140,411	138,591
Pool 714594, 4.50%, 07/15/2039	28,539	28,170
Pool 720208, 4.50%, 07/15/2039	137,441	135,551
Pool 726402, 4.50%, 10/15/2039	12,202	12,003
Pool 728954, 4.50%, 12/15/2039	98,896	97,269
Pool 729017, 4.50%, 01/15/2040	186,104	182,168
Pool 737051, 4.50%, 03/15/2040	123,677	122,508
Pool 737222, 4.50%, 05/15/2040	105,964	104,962
Pool 698160, 4.50%, 07/15/2040	53,297	52,250
Pool 748456, 4.50%, 08/15/2040	127,832	126,177
Pool 738152, 4.50%, 04/15/2041	366,365	360,755
Pool 738267, 4.50%, 05/15/2041	111,898	110,379
Pool 763543, 4.50%, 05/15/2041	71,642	69,914
Pool 738397, 4.50%, 06/15/2041	231,159	228,976
Pool 770396, 4.50%, 06/15/2041	47,242	46,124
Pool G2 783417, 4.50%, 08/20/2041	1,626,589	1,617,027
Pool G2 BH0075, 4.50%, 06/20/2048	175,001	169,529
Pool 688624, 5.00%, 05/15/2038	70,149	70,691
Pool 411105, 5.00%, 01/15/2039	22,551	22,660
Pool 439079, 5.00%, 02/15/2039	65,987	65,968
Pool 646728, 5.00%, 03/15/2039	66,935	67,535
Pool 646750, 5.00%, 04/15/2039	51,056	51,890
Pool 646777, 5.00%, 05/15/2039	31,737	32,022
Pool 720288, 5.00%, 08/15/2039	80,299	79,951
Pool 722944, 5.00%, 08/15/2039	50,179	50,660
Pool 723006, 5.00%, 10/15/2039	120,725	122,574
Pool 726403, 5.00%, 10/15/2039	21,740	21,875
Pool 737055, 5.00%, 03/15/2040	26,528	26,542
Pool 658393, 5.00%, 06/15/2040	164,607	165,326
Pool G2 783418, 5.00%, 06/20/2040	1,056,869	1,032,889
Pool 684677, 5.50%, 03/15/2038	67,105	68,661
Pool G2 688636, 5.50%, 05/20/2038	58,996	60,310
Pool 690974, 5.50%, 06/15/2038	35,566	36,216
Pool G2 409120, 5.50%, 07/20/2038	46,833	47,646
Pool G2 700671, 5.50%, 10/20/2038	61,303	62,668
Pool 411116, 5.50%, 01/15/2039	121,845	124,669
Pool G2 684988, 6.00%, 03/20/2038	72,062	73,508
Pool 688626, 6.00%, 05/15/2038	93,252	95,067
Pool G2 693900, 6.00%, 07/20/2038	114,843	118,025
Pool 696513, 6.00%, 08/15/2038	30,121	30,623
Pool G2 696843, 6.00%, 08/20/2038	48,970	49,742
Pool 699255, 6.00%, 09/15/2038	117,301	119,522
Pool 705999, 6.00%, 01/15/2039	78,271	79,795

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool G2 DD4719, 6.00%, 08/20/2054	$1,793,138	$1,823,765
Pool G2 DD4718, 6.50%, 08/20/2054	1,343,065	1,387,009
Pool G2 530199, 7.00%, 03/20/2031	30,336	30,240
		15,600,117

HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	328,640

Small Business Administration - 0.38%
Pool American, 1.25%, 04/11/2038 (b)	520,832	526,979
Pool Cleburne, 1.25%, 07/15/2038 (b)	391,406	397,041
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	192,819	200,075
Pool Premie, 2.96%, 08/29/2038 (b)	560,768	600,964
Pool 507253, 5.25%, (PRIME-2.750%), 05/25/2030 (b)	9,960	9,955
Pool 508206, 5.35%, (PRIME-2.650%), 09/25/2032 (b)	10,695	10,690
Pool 508298, 5.35%, (PRIME-2.650%), 01/25/2033 (b)	117,673	117,632
Pool 508506, 5.38%, (PRIME-2.625%), 06/25/2033 (b)	42,259	42,158
Pool 530311, 5.45%, (PRIME-2.550%), 04/25/2033 (b)	1,867,159	1,854,323
Pool 509670, 6.00%, (PRIME-2.000%), 04/25/2025 (b)	4,984	4,941
Pool 509678, 6.00%, (PRIME-2.000%), 05/25/2025 (b)	36,522	36,217
Pool 509748, 6.00%, (PRIME-2.000%), 09/25/2025 (b)	127,247	126,283
Pool 509348, 6.00%, (PRIME-2.000%), 02/25/2038 (b)	254,865	252,670
Pool 509391, 6.00%, (PRIME-2.000%), 06/25/2038 (b)	197,254	196,138
Pool 509417, 6.00%, (PRIME-2.000%), 10/25/2038 (b)	259,783	257,307
Pool 509460, 6.00%, (PRIME-2.000%), 01/25/2039 (b)	520,851	517,274
Pool 509541, 6.00%, (PRIME-2.000%), 08/25/2039 (b)	161,291	158,617
Pool 509573, 6.00%, (PRIME-2.000%), 09/25/2039 (b)	769,970	775,434
Pool 509575, 6.00%, (PRIME-2.000%), 10/25/2039 (b)	831,896	847,075
Pool 509661, 6.00%, (PRIME-2.000%), 03/25/2040 (b)	629,898	635,736
Pool 509688, 6.00%, (PRIME-2.000%), 08/25/2040 (b)	270,300	271,837
Pool 509735, 6.00%, (PRIME-2.000%), 09/25/2040 (b)	546,384	547,618
Pool 509760, 6.00%, (PRIME-2.000%), 11/25/2040 (b)	850,279	864,798
Pool 509977, 6.40%, (PRIME-1.600%), 03/25/2042 (b)	83,077	84,434
Pool 510004, 6.75%, (PRIME-1.250%), 05/25/2042 (b)	96,628	97,988
Pool 509793, 6.86%, (PRIME-1.144%), 01/25/2041 (b)	628,592	635,815
Pool 510051, 7.25%, (PRIME-0.750%), 07/25/2042 (b)	117,228	122,127
Pool 509010, 7.33%, (PRIME-0.675%), 01/25/2036 (b)	21,923	22,061
Pool 522124, 7.79%, (PRIME-0.180%), 02/25/2040 (b)	174,103	179,981
Pool 510047, 7.83%, (PRIME-0.171%), 09/25/2042 (b)	410,122	434,284
Pool 509900, 7.90%, (PRIME-0.098%), 03/25/2042 (b)	952,236	995,771
Pool 522305, 8.21%, (PRIME+0.182%), 11/25/2028 (b)	82,187	82,997
Pool 509967, 8.40%, (PRIME+0.402%), 03/25/2032 (b)	106,501	110,714
Pool 522194, 8.49%, (PRIME+0.624%), 09/25/2040 (b)	48,120	51,072
Pool 521967, 8.53%, (PRIME+0.515%), 06/25/2038 (b)	321,948	335,596
Pool 522053, 8.61%, (PRIME+0.577%), 05/25/2026 (b)	573	568
Pool 509647, 8.61%, (PRIME+0.605%), 12/25/2026 (b)	13,381	13,290
Pool 522158, 8.65%, (PRIME+0.879%), 01/25/2027 (b)	63,462	63,868
Pool 522440, 8.68%, (PRIME+0.575%), 07/25/2029 (b)	109,533	112,167
Pool 522317, 8.72%, (PRIME+0.963%), 03/25/2029 (b)	62,748	64,098
Pool 521984, 8.75%, (PRIME+0.578%), 10/25/2038 (b)	72,182	75,545
Pool 521860, 8.80%, (PRIME+0.913%), 03/25/2037 (b)	101,146	105,557
Pool 521919, 8.80%, (PRIME+0.807%), 12/25/2037 (b)	29,606	30,905
Pool 510056, 8.83%, (PRIME+0.829%), 08/25/2042 (b)	63,616	68,946
Pool 521884, 8.87%, (PRIME+0.772%), 08/25/2037 (b)	82,579	87,953
Pool 522423, 8.88%, (PRIME+0.785%), 12/25/2028 (b)	150,289	153,600
Pool 522029, 8.88%, (PRIME+0.947%), 02/25/2039 (b)	11,376	11,990

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal Amount	Value
Pool 522371, 8.89%, (PRIME+0.789%), 10/25/2029 (b)	$25,696	$26,244
Pool 522328, 8.91%, (PRIME+0.917%), 05/25/2029 (b)	7,660	7,861
Pool 522268, 8.93%, (PRIME+0.916%), 01/25/2029 (b)	196,418	198,170
Pool 522125, 8.94%, (PRIME+0.842%), 10/25/2026 (b)	5,562	5,531
Pool 521970, 8.95%, (PRIME+0.913%), 07/25/2038 (b)	68,362	72,009
Pool 522156, 8.99%, (PRIME+0.983%), 05/25/2040 (b)	103,868	109,583
Pool 522387, 9.03%, (PRIME+0.967%), 01/25/2030 (b)	61,434	63,788
Pool 522282, 9.15%, (PRIME+1.136%), 09/25/2028 (b)	31,363	31,826
Pool 522327, 9.23%, (PRIME+1.192%), 05/25/2029 (b)	150,965	154,667
Pool 522150, 9.29%, (PRIME+1.205%), 02/25/2026 (b)	978	970
		13,863,738

Small Business Administration Participation Certificates - 0.69%
Pool 2020-10D, 0.81%, 07/01/2030	2,003,477	1,835,418
Pool 2022-20B, 2.22%, 02/01/2042	8,839,137	7,591,832
Pool 2015-20C, 2.72%, 03/01/2035	23,759	21,966
Pool 2012-20A, 2.76%, 01/01/2032	8,531	8,049
Pool 2016-20L, 2.81%, 12/01/2036	194,398	178,920
Pool 2017-20F, 2.81%, 06/01/2037	4,334,195	3,865,825
Pool 2017-20C, 3.04%, 03/01/2037	2,844,213	2,639,042
Pool 2014-20D, 3.11%, 04/01/2034	1,051,967	995,375
Pool 2010-20K, 3.25%, 11/01/2030	4,112	3,942
Pool 2018-20E, 3.50%, 05/01/2038	2,957,139	2,762,399
Pool 2013-20I, 3.62%, 09/01/2033	224,377	215,449
Pool 2009-20J, 3.92%, 10/01/2029	1,164,123	1,135,241
Pool 2010-20E, 4.11%, 05/01/2030	39,082	38,232
Pool 2011-20B, 4.22%, 02/01/2031	188,789	184,542
Pool 2009-20D, 4.31%, 04/01/2029	188,307	184,638
Pool 2023-10F, 5.47%, 11/01/2033	3,289,250	3,374,159
Pool 2008-20C, 5.49%, 03/01/2028	1,737	1,735
Pool 2008-20E, 5.49%, 05/01/2028	5,038	5,010
		25,041,774

Small Business Investment Company Certificates - 0.36%
Pool 2016-10B, 2.05%, 09/10/2026	2,404,246	2,298,270
Pool 2015-10B, 2.83%, 09/10/2025	81,230	79,909
Pool 2022-10A, 2.94%, 03/10/2032	3,797,695	3,557,102
Pool 2022-10B, 4.26%, 09/10/2032	2,332,245	2,281,630
Pool 2023-10A, 5.17%, 03/10/2033	4,707,224	4,775,428
		12,992,339
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,406,593,833)		2,210,510,137

CORPORATE BONDS - 13.28%
Communication Services - 2.84%
Alphabet
1.10%, 08/15/2030	52,213,000	43,906,299
Comcast Corp.
4.65%, 02/15/2033	57,237,000	56,506,755
Verizon Communications
5.05%, 05/09/2033	2,274,000	2,300,942
		102,713,996
Consumer Discretionary - 0.62%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,349,317

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value
Howard University
1.99%, 10/01/2025	$1,000,000	$971,134
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,655,384
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	4,760,445
Toyota Motor Corp.
5.12%, 07/13/2028	5,690,000	5,815,914
		22,552,194
Consumer Staples - 0.36%
Walmart
1.80%, 09/22/2031	15,336,000	13,068,210

Financials - 6.42%
American Express
4.05%, 05/03/2029	44,114,000	43,380,848
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	18,545,288
Bank of America Corp.
6.20%, SOFRRATE + 1.990%, 11/10/2028 (b)	48,046,000	50,011,845
Capital Impact Partners
5.70%, 07/15/2026	1,000,000	1,000,130
6.00%, 03/15/2025	1,411,000	1,408,269
Century Housing Corp.
5.40%, 08/15/2025	2,000,000	2,001,636
Citibank
4.88%, SOFRRATE + 0.712%, 11/19/2027 (b)	22,825,000	22,866,823
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (c)	13,949,000	13,216,184
Goldman Sachs Group
4.39%, SOFRRATE + 1.510%, 06/15/2027 (b)	8,000,000	7,949,348
JPMorgan Chase
6.07%, SOFRRATE + 1.330%, 10/22/2027 (b)	14,000,000	14,331,560
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,797,109
5.35%, 06/15/2027	500,000	501,060
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	5,111,998
Metropolitan Life Global Funding I
4.40%, 06/30/2027 (c)	14,695,000	14,659,929
Reinvestment Fund
3.70%, 02/15/2025	150,000	149,412
State Street Corp.
5.75%, SOFRRATE + 1.353%, 11/04/2026 (b)	3,121,000	3,148,904
Toronto-Dominion Bank
5.26%, 12/11/2026	7,539,000	7,636,726
Truist Financial Corp.
1.27%, SOFRRATE + 0.609%, 03/02/2027 (b)	9,715,000	9,297,361
USAA Capital Corp.
2.13%, 05/01/2030 (c)	14,399,000	12,656,204
		232,670,634
Government-Related - 0.43%
Europe Development Bank
3.00%, 06/16/2025	3,000,000	2,975,180

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

	Principal Amount	Value
Tennessee Valley Authority
1.50%, 09/15/2031	$15,000,000	$12,581,179
		15,556,359
Information Technology - 0.58%
salesforce.com
1.50%, 07/15/2028	23,297,000	21,083,506

Real Estate - 2.03%
ERP Operating
4.15%, 12/01/2028	1,000,000	986,239
Prologis
1.25%, 10/15/2030	45,716,000	37,868,509
4.63%, 01/15/2033	35,172,000	34,790,974
		73,645,722

TOTAL CORPORATE BONDS (Cost $494,734,843)		481,290,621

MUNICIPAL BONDS - 12.73%
California - 1.40%
Alameda County, Ser A, GO
Callable 02/01/2028 @ 100
3.753%, 08/01/2032	1,425,000	1,366,810
Alameda County, Ser B, GO
3.649%, 08/01/2030	325,000	314,870
3.460%, 08/01/2027	685,000	672,264
3.410%, 08/01/2026	1,250,000	1,232,862
California State Health Facilities Financing Authority, Ser A, RB
3.478%, 06/01/2029	2,500,000	2,407,096
3.378%, 06/01/2028	1,915,000	1,853,631
2.534%, 06/01/2028	1,050,000	987,901
2.211%, 06/01/2025	765,000	756,665
1.829%, 06/01/2029	5,975,000	5,336,770
1.168%, 06/01/2026	1,660,000	1,580,044
0.952%, 06/01/2025	3,215,000	3,158,439
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,250,475
California State Housing Finance Agency, Ser A, RB
Pre-Refunded @ 100
2.794%, 08/01/2025	225,000	222,433
Emeryville California, Ser 2018, GO
6.000%, 08/01/2025	1,035,000	1,045,496
6.000%, 08/01/2028	310,000	327,690
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,173,804
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	542,725

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	$605,000	$577,737
3.500%, 09/01/2027	250,000	242,240
Los Angeles Unified School District, Ser QRR, GO
4.850%, 01/01/2025	910,000	910,010
Oakland City, Ser A-2, GO
5.250%, 07/15/2027	1,640,000	1,678,514
3.000%, 01/15/2025	2,960,000	2,954,578
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	849,888
1.830%, 01/15/2027	1,000,000	950,279
1.630%, 01/15/2025	780,000	777,323
San Diego Unified School District, Ser ZR-1, GO
1.599%, 07/01/2028	1,250,000	1,133,999
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
5.424%, 08/01/2025	130,000	130,733
3.633%, 08/01/2026	575,000	565,813
2.071%, 08/01/2027	4,125,000	3,889,153
1.561%, 08/01/2025	4,135,000	4,056,512
San Francisco City & County, Ser A, GO
2.952%, 06/15/2025	400,000	396,602
0.728%, 06/15/2025	800,000	783,893
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	348,279
1.705%, 06/15/2029	410,000	364,677
1.555%, 06/15/2028	250,000	226,959
1.324%, 06/15/2027	450,000	416,925
1.104%, 06/15/2026	245,000	232,853
0.766%, 06/15/2025	90,000	88,206
		50,805,148

Colorado - 0.53%
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	85,746	74,303
Colorado State Housing & Finance Authority, Ser A-1, RB
4.984%, 11/01/2029	215,000	219,203
4.934%, 05/01/2029	390,000	396,623
4.816%, 11/01/2027	245,000	247,347
4.804%, 05/01/2028	200,000	202,113
4.766%, 05/01/2027	15,000	15,099
4.554%, 11/01/2028	705,000	708,159
4.504%, 05/01/2028	650,000	651,778
4.464%, 11/01/2027	285,000	285,404
4.434%, 05/01/2027	1,000,000	1,000,205
Colorado State Housing & Finance Authority, Ser B-1, RB
5.065%, 11/01/2030	525,000	538,029
5.025%, 05/01/2030	100,000	102,377
4.923%, 11/01/2029	70,000	71,182
4.883%, 05/01/2029	300,000	304,488
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	146,854

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

	Principal Amount	Value
2.125%, 05/01/2025	$175,000	$173,205
Colorado State Housing & Finance Authority, Ser F1, RB
4.715%, 11/01/2029	675,000	682,649
4.665%, 05/01/2029	750,000	757,135
4.645%, 11/01/2028	745,000	751,282
4.585%, 05/01/2028	700,000	703,693
Colorado State Housing & Finance Authority, Ser H-1, RB
5.117%, 11/01/2027	1,250,000	1,272,148
5.017%, 05/01/2027	2,475,000	2,505,364
4.967%, 11/01/2026	1,285,000	1,296,096
4.917%, 05/01/2026	1,200,000	1,206,445
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,070,371	1,817,119
Colorado State Housing & Finance Authority, Ser K-1, RB
5.254%, 11/01/2029	360,000	371,276
5.214%, 05/01/2029	500,000	514,037
5.191%, 11/01/2028	300,000	307,599
5.131%, 05/01/2028	30,000	30,624
5.101%, 11/01/2027	1,125,000	1,144,446
Colorado State Housing & Finance Authority, Ser N-1, RB
5.272%, 05/01/2026	570,000	575,802
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	140,425	119,555
		19,191,639

Connecticut - 0.16%
Connecticut State Housing Finance Authority, Ser C, RB
5.188%, 11/15/2030	1,410,000	1,450,795
5.138%, 05/15/2030	1,430,000	1,469,500
5.064%, 11/15/2029	385,000	394,578
5.044%, 05/15/2029	1,365,000	1,396,458
Connecticut State Housing Finance Authority, Ser E, RB
4.309%, 05/15/2031	1,000,000	979,378
Connecticut State Housing Finance Authority, Ser F, RB
4.695%, 05/15/2030	200,000	202,156
		5,892,865

Delaware - 0.08%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	3,045,525	2,700,537

District of Columbia - 0.08%
District of Columbia Housing Finance Agency, Ser 2014-A, Cl A
Callable 03/15/2039 @ 100
3.875%, 06/15/2045	790,253	747,701
District of Columbia Housing Finance Agency, Ser 2017-A, Cl A
3.236%, 03/01/2049	2,140,405	1,972,548
		2,720,249

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
Florida - 0.30%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	$1,828,925	$1,637,629
Florida State Housing Finance Corp., Ser 2, RB
5.128%, 07/01/2032	100,000	101,706
5.078%, 01/01/2032	80,000	81,343
5.053%, 07/01/2031	150,000	152,711
5.013%, 01/01/2031	145,000	147,658
4.963%, 07/01/2030	60,000	61,070
4.913%, 01/01/2030	85,000	86,459
4.840%, 01/01/2029	510,000	517,059
Florida State Housing Finance Corp., Ser 4, RB
4.941%, 01/01/2031	910,000	919,885
4.891%, 07/01/2030	775,000	783,439
4.866%, 07/01/2029	565,000	571,947
4.841%, 01/01/2030	850,000	859,148
4.816%, 01/01/2029	720,000	727,454
Florida State Housing Finance Corp., Ser 6, RB
5.763%, 07/01/2028	5,000	5,215
5.613%, 01/01/2027	365,000	373,243
4.759%, 07/01/2033	245,000	241,704
4.709%, 01/01/2033	370,000	365,007
4.659%, 07/01/2032	150,000	148,142
4.609%, 01/01/2032	340,000	336,232
4.448%, 01/01/2031	320,000	316,389
4.298%, 01/01/2030	200,000	197,907
4.298%, 07/01/2030	130,000	128,106
4.154%, 07/01/2029	160,000	157,762
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	205,458	191,819
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	1,000,102	878,097
Miami Beach Florida, Ser B, GO
4.674%, 05/01/2029	510,000	518,717
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	376,335	340,646
		10,846,494

Georgia - 0.00%
Atlanta Development Authority, Ser A, RB
2.622%, 12/01/2024	75,000	75,000

Illinois - 0.55%
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	894,317	707,510
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	190,000	189,273

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

	Principal Amount	Value
Illinois State Housing Development Authority, Ser B, RB
5.328%, 10/01/2030	$100,000	$103,321
5.294%, 10/01/2031	725,000	745,471
5.258%, 10/01/2029	280,000	288,495
5.244%, 04/01/2031	500,000	513,718
5.208%, 04/01/2029	190,000	195,081
5.194%, 10/01/2030	555,000	569,676
5.020%, 04/01/2026	500,000	503,018
4.970%, 10/01/2026	50,000	50,393
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	369,669
1.451%, 04/01/2027	540,000	503,995
1.118%, 10/01/2026	215,000	202,306
1.068%, 04/01/2026	470,000	449,138
0.968%, 10/01/2025	1,020,000	990,440
0.868%, 04/01/2025	495,000	488,668
Illinois State Housing Development Authority, Ser D, RB
5.186%, 10/01/2030	2,100,000	2,154,681
5.136%, 04/01/2030	2,035,000	2,085,600
5.094%, 10/01/2029	1,955,000	2,000,552
5.044%, 04/01/2029	700,000	714,253
Illinois State Housing Development Authority, Ser E, RB
4.897%, 10/01/2029	1,350,000	1,370,042
4.847%, 04/01/2029	1,310,000	1,326,629
4.726%, 10/01/2028	720,000	725,746
Illinois State Housing Development Authority, Ser I, RB
5.439%, 10/01/2029	80,000	83,049
5.419%, 04/01/2029	370,000	382,934
Illinois State Housing Development Authority, Ser L, RB
5.552%, 04/01/2026	575,000	582,373
Illinois State Housing Development Authority, Ser O, RB
5.590%, 04/01/2028	550,000	568,592
Sales Tax Securitization Corp., Ser B, RB
4.431%, 01/01/2027	1,000,000	999,584
4.408%, 01/01/2026	158,000	157,754
		20,021,961

Indiana - 0.48%
Indiana State Housing & Community Development Authority, Ser A-2, RB
4.789%, 07/01/2026	125,000	125,563
4.779%, 01/01/2026	20,000	20,060
4.775%, 07/01/2028	120,000	121,196
4.532%, 07/01/2027	120,000	120,178
4.482%, 01/01/2027	125,000	124,995
Indiana State Housing & Community Development Authority, Ser B-3, RB
5.337%, 07/01/2031	140,000	144,197
5.287%, 01/01/2031	200,000	205,792
5.237%, 07/01/2030	200,000	205,543
5.139%, 07/01/2029	250,000	255,866
5.089%, 01/01/2029	200,000	204,084
5.039%, 07/01/2028	200,000	203,392
4.990%, 07/01/2030	300,000	304,711
4.940%, 01/01/2030	300,000	304,561

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.890%, 07/01/2029	$440,000	$446,750
4.840%, 01/01/2029	430,000	435,631
4.819%, 07/01/2028	200,000	202,282
4.769%, 01/01/2028	45,000	45,397
Indiana State Housing & Community Development Authority, Ser C-2, RB
5.336%, 07/01/2030	5,000	5,163
5.322%, 07/01/2031	40,000	41,166
5.286%, 01/01/2030	200,000	206,143
5.206%, 01/01/2029	65,000	66,608
4.859%, 07/01/2031	680,000	684,139
4.819%, 01/01/2031	1,330,000	1,339,454
4.779%, 07/01/2030	1,280,000	1,290,095
4.729%, 01/01/2030	1,235,000	1,244,872
4.694%, 07/01/2029	595,000	599,352
4.604%, 01/01/2029	1,150,000	1,155,044
Indiana State Housing & Community Development Authority, Ser D, RB
4.370%, 07/01/2028	1,135,000	1,131,265
4.300%, 01/01/2028	565,000	562,437
Indiana State Housing & Community Development Authority, Ser D-3, RB
5.769%, 01/01/2029	725,000	757,978
5.646%, 07/01/2028	50,000	51,841
5.606%, 01/01/2028	335,000	345,455
5.546%, 07/01/2027	10,000	10,247
5.068%, 07/01/2032	600,000	605,324
5.028%, 01/01/2032	890,000	898,575
4.892%, 07/01/2031	855,000	862,264
4.842%, 01/01/2031	855,000	862,558
4.742%, 07/01/2030	745,000	751,722
4.732%, 01/01/2030	475,000	479,290
		17,421,190

Kentucky - 0.06%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	245,334
1.150%, 01/01/2025	175,000	174,499
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.500%, 01/01/2040	435,000	429,600
3.499%, 07/01/2031	595,000	565,699
Kentucky State Housing Corp., Ser B, RB
3.378%, 01/01/2025	165,000	164,817
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	715,000	703,024
		2,282,973

Louisiana - 0.03%
Louisiana State Housing Corp., Ser 2016, RB
Callable 01/01/2025 @ 100
2.100%, 12/01/2038	459,255	413,949
Louisiana State Housing Corp., Ser B, RB
5.058%, 12/01/2029	90,000	92,265

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

	Principal Amount	Value
5.008%, 06/01/2029	$65,000	$66,438
4.953%, 12/01/2028	240,000	244,559
4.803%, 12/01/2027	115,000	116,261
4.753%, 06/01/2027	120,000	120,931
		1,054,403

Maine - 0.12%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,351,916
1.763%, 11/15/2026	1,000,000	949,607
		4,301,523

Maryland - 0.37%
Maryland Department of Housing & Community Development, Ser B, RB
5.110%, 09/01/2029	1,655,000	1,692,302
5.060%, 03/01/2029	1,630,000	1,662,019
5.010%, 09/01/2028	875,000	889,468
Maryland Department of Housing & Community Development, Ser D, RB
4.764%, 03/01/2032	980,000	975,713
4.764%, 09/01/2032	505,000	500,711
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	480,000	478,226
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,180,509	1,060,565
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	569,604
Maryland State Community Development Administration, Ser D, RB
5.171%, 09/01/2029	140,000	143,516
5.132%, 09/01/2028	1,250,000	1,275,869
5.121%, 03/01/2029	515,000	526,317
5.082%, 03/01/2028	200,000	203,394
Maryland State Community Development Administration, Ser F, RB
5.730%, 09/01/2029	1,090,000	1,143,104
5.700%, 03/01/2029	525,000	548,154
5.592%, 09/01/2028	750,000	777,287
5.542%, 03/01/2028	925,000	953,412
		13,399,661

Massachusetts - 0.96%
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	154,462
3.530%, 12/01/2029	660,000	627,648
3.450%, 06/01/2029	300,000	286,015
Massachusetts State Housing Finance Agency, Ser 226, RB
5.222%, 12/01/2029	1,580,000	1,620,575
5.172%, 06/01/2029	755,000	770,535

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.122%, 12/01/2028	$1,020,000	$1,038,152
5.072%, 06/01/2028	1,330,000	1,349,311
5.012%, 12/01/2027	570,000	576,371
4.962%, 06/01/2027	650,000	655,167
4.912%, 12/01/2026	550,000	552,880
4.862%, 06/01/2026	630,000	631,793
Massachusetts State Housing Finance Agency, Ser 228, RB
5.204%, 12/01/2029	750,000	768,664
5.154%, 06/01/2029	1,000,000	1,019,853
5.137%, 12/01/2028	750,000	763,753
5.087%, 06/01/2028	750,000	761,249
5.057%, 12/01/2027	1,055,000	1,068,106
5.007%, 06/01/2027	500,000	504,499
Massachusetts State Housing Finance Agency, Ser 232, RB
6.174%, 12/01/2029	1,780,000	1,894,972
5.950%, 12/01/2027	1,750,000	1,809,845
5.802%, 12/01/2026	1,920,000	1,958,025
Massachusetts State Housing Finance Agency, Ser 235, RB
5.395%, 06/01/2032	750,000	769,959
5.395%, 12/01/2032	345,000	353,296
5.307%, 12/01/2031	860,000	880,256
5.257%, 06/01/2031	980,000	1,002,639
5.107%, 06/01/2030	275,000	280,296
Massachusetts State Housing Finance Agency, Ser 238, RB
4.336%, 06/01/2031	320,000	312,347
4.336%, 12/01/2031	405,000	391,484
4.186%, 12/01/2030	460,000	446,097
Massachusetts State Housing Finance Agency, Ser 240, RB
4.992%, 12/01/2031	110,000	111,654
4.942%, 06/01/2031	175,000	177,345
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,106,084	2,830,053
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	60,000	58,787
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 12/26/2024 @ 100
4.610%, 12/01/2025	2,010,000	2,008,416
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/26/2024 @ 100
4.711%, 12/01/2037	185,000	174,734
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,535,000	2,347,142
4.750%, 12/01/2045	2,800,000	2,563,474
4.550%, 12/01/2035	400,000	382,987
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	246,045
2.950%, 06/01/2025	250,000	247,944
2.900%, 12/01/2024	250,000	250,000

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

	Principal Amount	Value
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	$250,000	$241,704
		34,888,534

Michigan - 0.27%
Michigan State Housing Development Authority, Ser B, RB
5.247%, 12/01/2030	280,000	288,345
5.172%, 06/01/2025	15,000	15,046
5.128%, 12/01/2029	350,000	359,104
1.672%, 12/01/2028	1,080,000	973,847
1.670%, 12/01/2024	160,000	160,000
1.622%, 06/01/2028	1,055,000	961,993
1.599%, 04/01/2027	250,000	234,246
1.512%, 12/01/2027	1,085,000	996,230
1.412%, 06/01/2027	605,000	561,722
1.241%, 10/01/2026	485,000	457,564
1.198%, 12/01/2026	490,000	459,562
1.191%, 04/01/2026	300,000	287,229
1.118%, 06/01/2026	585,000	556,556
1.091%, 10/01/2025	485,000	471,501
1.038%, 12/01/2025	95,000	91,790
0.991%, 04/01/2025	250,000	247,103
0.958%, 06/01/2025	400,000	393,029
0.752%, 12/01/2024	450,000	450,000
Michigan State Housing Development Authority, Ser C, RB
5.432%, 12/01/2027	50,000	51,140
5.393%, 06/01/2026	210,000	212,192
Michigan State Housing Development Authority, Ser E, RB
4.438%, 06/01/2031	755,000	742,444
4.438%, 12/01/2031	20,000	19,591
4.338%, 12/01/2030	725,000	712,110
		9,702,344

Minnesota - 0.55%
Minnesota State Housing Finance Agency, Ser B, RB
4.769%, 07/01/2028	25,000	25,228
4.748%, 07/01/2027	15,000	15,093
4.718%, 01/01/2027	185,000	185,778
Minnesota State Housing Finance Agency, Ser C, RB
4.897%, 07/01/2029	320,000	324,737
4.694%, 07/01/2027	165,000	165,809
4.627%, 07/01/2026	160,000	160,233
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	10,000	9,958
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	135,316	113,644
Minnesota State Housing Finance Agency, Ser E, RB
5.004%, 07/01/2029	200,000	203,836
4.954%, 01/01/2029	295,000	299,885
4.911%, 07/01/2028	90,000	91,239
4.861%, 01/01/2028	180,000	181,956
4.811%, 07/01/2027	150,000	151,159

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.771%, 01/01/2027	$275,000	$276,443
3.744%, 01/01/2029	2,175,000	2,117,878
3.644%, 01/01/2028	2,065,000	2,018,791
3.520%, 07/01/2027	60,000	58,668
3.470%, 01/01/2027	1,055,000	1,034,598
Minnesota State Housing Finance Agency, Ser G, RB
5.155%, 07/01/2029	380,000	389,638
5.125%, 01/01/2029	820,000	838,750
5.090%, 07/01/2028	300,000	305,886
5.000%, 07/01/2027	145,000	146,781
4.088%, 01/01/2029	65,000	64,310
4.018%, 07/01/2028	675,000	667,415
3.918%, 01/01/2028	425,000	419,770
3.827%, 07/01/2027	410,000	404,718
3.777%, 01/01/2027	275,000	271,771
Minnesota State Housing Finance Agency, Ser H, RB
5.283%, 07/01/2029	235,000	241,703
5.245%, 07/01/2028	145,000	148,340
5.233%, 01/01/2029	370,000	379,242
5.185%, 01/01/2028	170,000	173,171
5.163%, 07/01/2026	420,000	424,007
5.135%, 07/01/2027	100,000	101,554
5.113%, 01/01/2026	155,000	156,023
5.045%, 07/01/2026	175,000	176,358
5.025%, 01/01/2026	15,000	15,093
4.887%, 07/01/2028	120,000	121,557
4.857%, 01/01/2027	150,000	151,040
4.827%, 01/01/2028	150,000	151,485
Minnesota State Housing Finance Agency, Ser J, RB
5.241%, 01/01/2026	385,000	388,055
5.241%, 07/01/2026	135,000	136,447
4.875%, 07/01/2030	665,000	672,701
4.825%, 01/01/2030	795,000	804,063
4.791%, 07/01/2029	770,000	778,056
4.741%, 01/01/2029	515,000	519,481
Minnesota State Housing Finance Agency, Ser L, RB
5.264%, 01/01/2027	20,000	20,299
5.217%, 07/01/2026	575,000	580,954
Minnesota State Housing Finance Agency, Ser M, RB
5.054%, 07/01/2031	1,185,000	1,203,801
5.004%, 01/01/2031	835,000	848,144
Minnesota State Housing Finance Agency, Ser P, RB
5.380%, 01/01/2026	220,000	222,064
4.739%, 07/01/2031	300,000	300,148
4.689%, 01/01/2031	390,000	390,526
		20,048,284

Mississippi - 0.02%
Mississippi State Home Corp., Ser A, RB
Callable 12/20/2024 @ 100
3.050%, 12/01/2034	128,348	117,321
Mississippi State Home Corp., Ser B, RB
5.001%, 06/01/2029	150,000	152,970
4.905%, 06/01/2028	300,000	304,690

The accompanying notes are an integral part of the financial statements.

(Unaudited)	43

	Principal Amount	Value
4.805%, 06/01/2027	$300,000	$302,341
		877,322

Missouri - 0.00%
Missouri State Housing Development Commission, Ser D, RB
5.470%, 11/01/2027	50,000	51,391
5.420%, 05/01/2027	45,000	45,983
5.390%, 11/01/2026	15,000	15,250
		112,624

New Hampshire - 0.01%
New Hampshire State Housing Finance Authority, Ser B, RB
5.057%, 01/01/2030	45,000	46,125
4.858%, 01/01/2027	50,000	50,417
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	295,000	290,536
		387,078

New Jersey - 0.31%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 01/06/2025 @ 100
4.875%, 11/01/2029	2,500,000	2,500,364
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	566,235
3.550%, 05/01/2025	1,100,000	1,095,952
3.368%, 11/01/2025	450,000	446,103
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	401,183
4.625%, 11/01/2036	335,000	327,796
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	318,619
4.868%, 11/01/2047	1,300,000	1,203,302
4.698%, 11/01/2037	500,000	486,992
4.218%, 11/01/2032	1,355,000	1,318,741
3.718%, 11/01/2028	285,000	279,305
3.618%, 11/01/2027	695,000	682,869
3.568%, 11/01/2026	435,000	429,284
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2027 @ 100
4.250%, 11/01/2033	250,000	241,247
New Jersey State Housing & Mortgage Finance Agency, Ser D, RB
5.156%, 11/01/2029	425,000	434,617
5.106%, 05/01/2029	180,000	183,561
4.871%, 05/01/2027	355,000	357,375
		11,273,545

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
New Mexico - 0.05%
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	$1,610,000	$1,410,501
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 01/06/2025 @ 100
2.230%, 10/01/2034	257,922	219,109
		1,629,610

New York - 2.93%
New York City Housing Development Corp., Ser 2017-A, Cl A, RB
3.098%, 10/01/2046	7,413,523	6,166,242
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	487,120
New York City Housing Development Corp., Ser B, RB
5.368%, 08/01/2030	705,000	728,935
5.343%, 08/01/2031	780,000	803,380
5.318%, 02/01/2030	190,000	196,096
5.037%, 08/01/2032	720,000	724,452
4.933%, 08/01/2031	935,000	941,216
4.833%, 08/01/2030	875,000	881,421
2.361%, 02/01/2028	750,000	701,894
2.183%, 02/01/2027	1,590,000	1,512,284
2.083%, 02/01/2026	660,000	641,132
1.980%, 08/01/2025	865,000	850,094
1.930%, 02/01/2025	600,000	597,275
1.860%, 05/01/2028	2,110,000	1,937,654
1.710%, 11/01/2027	795,000	735,858
1.677%, 11/01/2028	800,000	720,380
1.577%, 05/01/2028	500,000	454,726
1.477%, 11/01/2027	300,000	275,793
1.377%, 05/01/2027	200,000	185,976
1.123%, 11/01/2026	250,000	234,728
1.061%, 11/01/2025	2,010,000	1,948,036
1.023%, 05/01/2026	245,000	233,397
New York City Housing Development Corp., Ser B, RB
Callable 09/01/2027 @ 100
2.743%, 11/01/2027	365,000	348,041
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,562,351
2.003%, 05/01/2030	3,175,000	2,777,559
1.953%, 11/01/2029	1,800,000	1,593,647
1.903%, 05/01/2029	1,225,000	1,098,701
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.661%, 02/01/2031	640,000	567,874
2.561%, 02/01/2030	1,000,000	904,559
2.511%, 08/01/2029	1,240,000	1,131,375
2.461%, 02/01/2029	2,195,000	2,019,686
2.411%, 08/01/2028	1,000,000	927,844

The accompanying notes are an integral part of the financial statements.

(Unaudited)	45

	Principal Amount	Value
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	$755,000	$747,773
3.364%, 05/01/2025	535,000	532,194
New York City Housing Development Corp., Ser B-1, RB
Callable 01/06/2025 @ 100
3.328%, 11/01/2025	750,000	741,919
3.278%, 05/01/2025	1,060,000	1,054,072
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	678,958
3.714%, 11/01/2028	395,000	384,886
3.614%, 11/01/2027	1,110,000	1,086,600
3.564%, 11/01/2026	505,000	496,510
3.514%, 05/01/2026	1,025,000	1,011,032
New York City Housing Development Corp., Ser C, RB
5.130%, 11/01/2031	880,000	899,779
5.080%, 05/01/2031	1,045,000	1,068,050
5.030%, 11/01/2030	1,030,000	1,052,108
4.980%, 05/01/2030	1,010,000	1,030,872
4.939%, 11/01/2029	990,000	1,009,595
4.889%, 05/01/2029	190,000	193,268
New York City Housing Development Corp., Ser D, RB
4.627%, 08/01/2033	490,000	479,621
4.577%, 02/01/2033	350,000	342,690
4.527%, 08/01/2032	500,000	490,180
4.477%, 02/01/2032	350,000	343,715
4.319%, 02/01/2031	345,000	339,035
4.319%, 08/01/2031	90,000	87,999
4.169%, 02/01/2030	20,000	19,687
2.233%, 08/01/2027	2,050,000	1,931,208
2.150%, 02/01/2029	550,000	501,614
2.100%, 08/01/2028	540,000	497,149
2.000%, 02/01/2028	450,000	417,658
1.750%, 08/01/2027	775,000	722,650
1.700%, 02/01/2027	760,000	716,870
1.600%, 08/01/2026	500,000	476,967
1.550%, 02/01/2026	480,000	463,939
1.300%, 08/01/2025	310,000	303,495
1.250%, 02/01/2025	365,000	362,945
New York City Housing Development Corp., Ser D, RB
Callable 08/01/2033 @ 100
4.727%, 08/01/2034	400,000	391,393
4.677%, 02/01/2034	665,000	650,775
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	785,414
2.250%, 02/01/2030	865,000	773,914
2.200%, 08/01/2029	850,000	767,895
New York City Housing Development Corp., Ser F, RB
2.642%, 05/01/2026	2,120,000	2,066,077
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	591,495
1.874%, 11/01/2027	945,000	878,890

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
1.844%, 05/01/2027	$1,450,000	$1,363,651
1.744%, 11/01/2026	280,000	266,050
1.694%, 05/01/2026	380,000	365,457
1.448%, 11/01/2025	375,000	364,723
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	675,071
2.238%, 05/01/2030	770,000	682,186
2.188%, 11/01/2029	455,000	408,426
2.138%, 05/01/2029	1,220,000	1,105,575
2.098%, 11/01/2028	1,225,000	1,121,406
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	962,495
2.768%, 11/01/2026	1,000,000	968,750
New York City Housing Development Corp., Ser H-1, RB
Callable 01/06/2025 @ 100
3.890%, 11/01/2029	995,000	978,501
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,290,146
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	721,879
2.478%, 05/01/2025	745,000	738,423
New York State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.250%, 05/01/2027	1,770,000	1,727,637
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	486,960
2.080%, 10/01/2028	760,000	699,148
1.816%, 10/01/2027	725,000	677,867
1.666%, 10/01/2026	920,000	880,046
1.316%, 10/01/2025	490,000	480,858
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	114,964
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	437,388
2.080%, 10/01/2028	960,000	883,189
1.816%, 10/01/2027	565,000	528,269
1.666%, 10/01/2026	420,000	401,760
1.316%, 10/01/2025	265,000	260,079
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	441,212
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	552,666
1.516%, 04/01/2027	1,235,000	1,153,634
1.271%, 10/01/2026	4,155,000	3,918,644
1.221%, 04/01/2026	1,215,000	1,162,237
1.141%, 10/01/2025	2,355,000	2,289,472
1.041%, 04/01/2025	1,475,000	1,457,906
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	2,019,460

The accompanying notes are an integral part of the financial statements.

(Unaudited)	47

	Principal Amount	Value
2.575%, 04/01/2027	$2,500,000	$2,393,197
2.525%, 10/01/2026	970,000	935,943
2.257%, 04/01/2025	4,865,000	4,827,733
New York State Mortgage Agency, Ser 254, RB
5.198%, 10/01/2029	250,000	256,614
5.148%, 04/01/2029	80,000	81,858
New York State Mortgage Agency, Ser 256, RB
5.251%, 10/01/2027	100,000	101,802
5.215%, 10/01/2026	100,000	101,072
5.201%, 04/01/2027	100,000	101,472
5.165%, 04/01/2026	30,000	30,206
New York State Mortgage Agency, Ser 265, RB
4.779%, 04/01/2031	520,000	523,706
4.729%, 10/01/2030	70,000	70,453
		106,290,808

North Carolina - 0.05%
North Carolina State Agricultural & Technical State University, Ser 2020, RB
2.092%, 10/01/2030	510,000	448,744
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2025 @ 100
2.812%, 07/01/2035	135,000	134,595
North Carolina State Housing Finance Agency, Ser 52-B, RB
5.428%, 07/01/2025	155,000	155,728
5.408%, 01/01/2025	480,000	480,274
5.379%, 01/01/2026	15,000	15,123
North Carolina State Housing Finance Agency, Ser 53-B, RB
5.023%, 07/01/2029	135,000	137,806
4.918%, 01/01/2026	120,000	120,410
4.873%, 07/01/2028	100,000	101,318
4.835%, 01/01/2027	160,000	160,946
4.823%, 01/01/2028	100,000	101,036
		1,855,980

Ohio - 0.12%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	191,650	178,314
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	2,463,542	2,345,967
Ohio State Housing Finance Agency, Ser C, RB
5.197%, 09/01/2028	120,000	122,749
5.157%, 03/01/2028	30,000	30,576
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	1,746,533	1,551,752
		4,229,358

Oregon - 0.59%
Oregon State Housing & Community Services Department, Ser C, RB
5.495%, 07/01/2028	250,000	258,386
5.445%, 01/01/2028	290,000	298,141

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.357%, 01/01/2026	$120,000	$121,022
5.357%, 07/01/2026	115,000	116,469
5.295%, 01/01/2027	140,000	142,231
Oregon State, Metropolitan, Ser B, GO
1.760%, 06/01/2028	570,000	524,793
Oregon State, Ser B, GO
4.963%, 05/01/2030	3,000,000	3,108,344
4.142%, 05/01/2028	2,655,000	2,642,065
4.112%, 05/01/2027	2,500,000	2,488,227
4.037%, 05/01/2032	1,770,000	1,738,579
3.887%, 05/01/2030	700,000	689,158
3.492%, 05/01/2028	1,930,000	1,890,156
3.315%, 05/01/2027	1,000,000	979,333
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	189,693
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	473,210
1.105%, 11/01/2025	600,000	582,731
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	725,138
1.386%, 09/01/2027	2,990,000	2,764,380
1.200%, 09/01/2026	1,000,000	947,019
0.950%, 09/01/2025	600,000	584,766
		21,263,841

Pennsylvania - 0.33%
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,755,022
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,587,136
2.200%, 04/01/2025	600,000	595,196
Pennsylvania State Housing Finance Agency, Ser 144B, RB
4.997%, 10/01/2028	270,000	273,944
Pennsylvania State Housing Finance Agency, Ser 145B, RB
4.884%, 10/01/2029	3,385,000	3,428,969
4.784%, 10/01/2028	2,510,000	2,532,464
Redevelopment Authority of the Philadelphia, Ser A, RB
4.867%, 09/01/2025	700,000	700,624
		11,873,355

Rhode Island - 0.26%
Rhode Island Housing & Mortgage Finance Corp., RB
4.355%, 04/01/2031	110,000	108,137
4.355%, 10/01/2031	750,000	733,575
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	135,298
2.600%, 10/01/2027	145,000	137,334
2.500%, 10/01/2026	70,000	67,393
2.400%, 10/01/2025	130,000	127,596
1.696%, 10/01/2027	100,000	92,466
1.646%, 04/01/2027	175,000	163,784
1.179%, 10/01/2025	275,000	267,324
1.129%, 04/01/2025	245,000	242,152

The accompanying notes are an integral part of the financial statements.

(Unaudited)	49

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	$95,000	$87,355
Rhode Island State Housing and Mortgage Finance Corp., Ser 7, RB
5.163%, 10/01/2028	375,000	383,302
5.113%, 04/01/2028	360,000	366,579
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	785,307
3.850%, 04/01/2028	665,000	653,473
3.800%, 10/01/2027	1,530,000	1,505,247
3.750%, 04/01/2027	360,000	354,653
Rhode Island State Housing and Mortgage Finance Corp., Ser 78-T, RB
5.210%, 10/01/2026	970,000	981,166
5.160%, 04/01/2026	940,000	946,869
Rhode Island State Housing and Mortgage Finance Corp., Ser 80-T-1, RB
5.150%, 10/01/2028	60,000	61,301
5.060%, 10/01/2027	700,000	710,033
Rhode Island State Housing and Mortgage Finance Corp., Ser 81-T, RB
5.686%, 10/01/2026	195,000	199,028
Rhode Island State Housing and Mortgage Finance Corp., Ser 83-T, RB
5.031%, 10/01/2030	275,000	279,446
		9,388,818

South Dakota - 0.07%
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	125,000	123,220
South Dakota State Housing Development Authority, Ser D, RB
4.482%, 11/01/2031	2,590,000	2,535,349
		2,658,569

Tennessee - 0.46%
Tennessee State Housing Development Agency, RB
5.120%, 01/01/2032	110,000	111,653
5.120%, 07/01/2032	175,000	177,556
5.010%, 07/01/2031	115,000	116,664
4.910%, 01/01/2030	100,000	101,197
4.910%, 07/01/2030	115,000	116,351
Tennessee State Housing Development Agency, RB
Callable 01/01/2033 @ 100
5.320%, 07/01/2034	65,000	65,962
5.220%, 07/01/2033	110,000	111,563
Tennessee State Housing Development Agency, Ser 1B, RB
5.236%, 07/01/2030	175,000	179,842
5.186%, 01/01/2030	200,000	205,247
5.166%, 07/01/2029	30,000	30,737
5.116%, 01/01/2029	120,000	122,570

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.101%, 01/01/2026	$40,000	$40,255
5.101%, 07/01/2026	105,000	105,935
5.066%, 07/01/2028	255,000	259,550
5.016%, 01/01/2028	210,000	213,330
4.960%, 01/01/2027	195,000	197,017
2.240%, 07/01/2029	310,000	281,710
2.190%, 01/01/2029	1,200,000	1,100,459
2.120%, 07/01/2028	270,000	249,642
1.961%, 07/01/2027	720,000	677,270
1.911%, 01/01/2027	285,000	270,864
1.861%, 07/01/2026	505,000	485,189
1.811%, 01/01/2026	475,000	461,731
1.720%, 07/01/2025	520,000	511,823
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
3.750%, 07/01/2050	1,455,000	1,400,902
2.290%, 01/01/2030	1,230,000	1,107,733
Tennessee State Housing Development Agency, Ser 1-B, RB
4.896%, 07/01/2028	270,000	273,316
4.846%, 01/01/2028	425,000	430,291
4.746%, 07/01/2027	250,000	251,964
4.696%, 01/01/2027	405,000	407,087
Tennessee State Housing Development Agency, Ser 2, RB
2.358%, 07/01/2029	1,555,000	1,420,620
2.308%, 01/01/2029	765,000	704,878
Tennessee State Housing Development Agency, Ser 2, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,000,000	897,147
2.408%, 01/01/2030	975,000	883,254
Tennessee State Housing Development Agency, Ser 2B, RB
5.211%, 07/01/2029	50,000	51,320
5.164%, 07/01/2028	75,000	76,579
5.134%, 01/01/2028	100,000	101,778
5.084%, 07/01/2027	200,000	202,959
5.081%, 07/01/2026	150,000	151,291
5.011%, 07/01/2031	330,000	334,815
4.981%, 01/01/2031	50,000	50,780
4.951%, 07/01/2030	670,000	680,896
4.840%, 07/01/2029	385,000	390,118
4.810%, 01/01/2029	655,000	662,853
		16,674,698

Texas - 0.34%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	816,366
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	480,049
State of Texas, Ser 2023 D, GO
5.000%, 08/01/2028	140,000	144,014
5.000%, 08/01/2029	885,000	915,607
Texas State Affordable Housing Corp., Ser A, RB
Callable 12/26/2024 @ 100
2.700%, 09/01/2041	1,085,000	862,480

The accompanying notes are an integral part of the financial statements.

(Unaudited)	51

	Principal Amount	Value
Texas State Affordable Housing Corp., Ser B, RB
5.080%, 03/01/2030	$45,000	$46,052
4.950%, 03/01/2026	125,000	125,625
4.940%, 03/01/2029	75,000	76,274
4.870%, 03/01/2027	50,000	50,412
Texas State Department of Housing & Community Affairs, Ser B, RB
5.106%, 09/01/2029	120,000	122,428
5.019%, 07/01/2031	200,000	201,882
4.989%, 01/01/2031	200,000	202,148
4.909%, 09/01/2027	75,000	75,654
4.890%, 07/01/2026	200,000	200,842
4.869%, 03/01/2027	345,000	347,099
4.836%, 07/01/2029	215,000	216,937
4.776%, 01/01/2029	175,000	176,230
4.757%, 07/01/2027	200,000	200,898
4.746%, 07/01/2028	165,000	165,946
4.727%, 01/01/2027	230,000	230,646
Texas State Department of Housing & Community Affairs, Ser C, RB
5.619%, 07/01/2025	85,000	85,467
5.380%, 07/01/2026	200,000	202,319
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	234,398	217,224
Texas State Department of Housing & Community Affairs, Ser D, RB
5.077%, 09/01/2026	300,000	302,362
4.998%, 07/01/2032	1,055,000	1,056,431
4.948%, 01/01/2032	1,040,000	1,042,001
4.901%, 07/01/2031	1,010,000	1,012,859
4.851%, 07/01/2030	970,000	976,308
4.851%, 01/01/2031	995,000	998,516
4.751%, 01/01/2030	750,000	753,358
		12,304,434

Utah - 0.84%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	282,226
2.850%, 01/01/2029	335,000	331,701
2.800%, 07/01/2028	305,000	303,657
2.750%, 01/01/2028	340,000	338,471
2.700%, 07/01/2027	600,000	597,213
2.650%, 01/01/2027	460,000	457,905
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	735,000	712,984
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	453,000	398,306
Utah State Housing Corp., Ser B, RB
5.847%, 07/01/2032	335,000	355,401
5.817%, 01/01/2032	500,000	529,742
5.787%, 07/01/2031	465,000	491,971

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.737%, 01/01/2031	$245,000	$258,522
5.700%, 07/01/2030	445,000	468,468
5.650%, 01/01/2030	435,000	456,466
5.600%, 07/01/2029	275,000	287,216
5.550%, 01/01/2029	250,000	259,825
5.302%, 01/01/2028	25,000	25,600
5.260%, 07/01/2026	125,000	126,413
5.232%, 01/01/2027	25,000	25,367
Utah State Housing Corp., Ser B, RB
Callable 07/01/2032 @ 100
5.887%, 07/01/2033	310,000	327,703
5.867%, 01/01/2033	330,000	349,287
Utah State Housing Corp., Ser D, RB
5.194%, 07/01/2030	155,000	159,355
Utah State Housing Corp., Ser E, RB
Callable 12/26/2024 @ 100
2.200%, 07/01/2041	120,000	115,584
Utah State Housing Corp., Ser F, RB
5.009%, 07/01/2030	755,000	769,411
4.959%, 01/01/2030	830,000	845,206
4.919%, 07/01/2029	805,000	818,306
4.869%, 01/01/2029	775,000	785,979
4.819%, 07/01/2028	745,000	753,501
4.789%, 01/01/2028	250,000	252,348
Utah State Housing Corp., Ser H, RB
5.154%, 01/01/2033	1,405,000	1,425,450
5.104%, 07/01/2032	65,000	65,929
5.024%, 01/01/2032	670,000	678,298
4.912%, 07/01/2031	655,000	660,929
4.872%, 01/01/2031	640,000	646,326
4.822%, 07/01/2030	1,245,000	1,257,426
4.802%, 01/01/2030	610,000	616,876
4.745%, 07/01/2029	450,000	454,231
4.645%, 01/01/2029	585,000	588,451
Utah State Housing Corp., Ser H, RB
Callable 01/01/2033 @ 100
5.204%, 07/01/2033	1,425,000	1,446,643
Utah State Housing Corp., Ser J, RB
4.858%, 07/01/2032	500,000	497,862
4.798%, 01/01/2032	320,000	318,720
4.663%, 07/01/2031	450,000	448,811
4.603%, 01/01/2031	290,000	289,387
4.513%, 01/01/2030	515,000	514,353
4.513%, 07/01/2030	460,000	459,236
4.356%, 07/01/2029	215,000	214,829
4.306%, 07/01/2028	165,000	164,759
4.306%, 01/01/2029	340,000	339,634
4.292%, 07/01/2026	200,000	199,703
4.250%, 01/01/2027	300,000	299,446
4.250%, 07/01/2027	250,000	249,454
4.246%, 01/01/2028	200,000	199,753

The accompanying notes are an integral part of the financial statements.

(Unaudited)	53

	Principal Amount	Value
Utah State Housing Corp., Ser J, RB
Callable 07/01/2032 @ 100
5.058%, 07/01/2034	$150,000	$149,599
5.008%, 01/01/2034	600,000	598,034
4.968%, 07/01/2033	1,205,000	1,200,392
4.908%, 01/01/2033	500,000	497,846
Utah State Housing Corp., Ser K, RB
Callable 12/04/2024 @ 100
4.600%, 07/01/2055 (b)	4,000,000	4,000,000
		30,366,511

Virginia - 0.29%
Virginia State Housing Development Authority, Ser A, RB
4.737%, 04/01/2029	380,000	382,157
3.250%, 08/25/2042	64,820	59,871
3.125%, 11/25/2039	410,386	379,254
3.100%, 06/25/2041	2,371,271	2,118,039
2.950%, 10/25/2049	946,996	788,972
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	126,144	119,748
Virginia State Housing Development Authority, Ser D, RB
Callable 12/26/2024 @ 100
3.568%, 10/01/2026	2,000,000	1,969,443
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	408,840
1.319%, 06/01/2027	500,000	464,264
0.985%, 06/01/2026	1,230,000	1,169,555
0.835%, 06/01/2025	625,000	613,734
Virginia State Housing Development Authority, Ser F, RB
Callable 12/26/2024 @ 100
3.400%, 12/01/2026	500,000	490,031
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	672,549
1.437%, 11/01/2026	400,000	378,545
1.237%, 11/01/2025	350,000	340,058
		10,355,060

Washington - 0.11%
King County Housing Authority, RB
Callable 01/21/2025 @ 100
6.375%, 12/31/2046	3,425,000	3,427,182
King County Housing Authority, Ser C, GO
1.690%, 12/01/2028	265,000	240,778
1.400%, 12/01/2026	310,000	293,294
		3,961,254

West Virginia - 0.01%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	500,000	486,693

TOTAL MUNICIPAL BONDS (Cost $473,940,650)		461,342,363

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 5.58%
U.S. Treasury Notes
4.88%, 10/31/2030	$8,793,000	$9,136,477
4.63%, 05/31/2031	15,193,000	15,613,181
4.50%, 11/15/2033	17,477,000	17,877,742
4.38%, 11/30/2030	5,000,000	5,065,430
4.38%, 05/15/2034	45,405,000	46,022,224
4.25%, 02/28/2031	22,622,000	22,767,806
4.13%, 07/31/2031	16,580,000	16,570,933
4.00%, 02/28/2030	1,500,000	1,492,324
4.00%, 01/31/2031	7,935,000	7,880,137
4.00%, 02/15/2034	7,914,000	7,794,672
3.88%, 11/30/2029	1,956,000	1,935,981
3.88%, 08/15/2033	20,674,000	20,206,412
3.50%, 01/31/2030	11,500,000	11,177,012
3.50%, 04/30/2030	19,300,000	18,734,570

TOTAL U.S. TREASURY OBLIGATIONS (Cost $201,815,485)		202,274,901

ASSET-BACKED SECURITIES - 3.80%
Auto - 0.11%
Tricolor Auto Securitization Trust
6.61%, 10/15/2027 (c)	1,210,312	1,220,478
6.36%, 12/15/2027 (c)	1,185,084	1,193,842
5.22%, 06/15/2028 (c)	1,493,827	1,496,293
		3,910,613

Other Asset-Backed Securities - 3.69%
Dividend Solar Loans
3.67%, 08/22/2039 (c)	2,907,162	2,590,622

GoodLeap Sustainable Home Solutions Trust
6.50%, 07/20/2055 (c)	2,396,301	2,418,336
2.70%, 01/20/2049 (c)	1,791,021	1,515,543
2.10%, 05/20/2048 (c)	6,489,905	5,128,154
1.93%, 07/20/2048 (c)	5,104,186	4,023,798
		13,085,831
Loanpal Solar Loan
2.47%, 12/20/2047 (c)	1,870,565	1,509,889
2.29%, 01/20/2048 (c)	6,469,938	5,209,825
2.22%, 03/20/2048 (c)	3,010,440	2,362,338
		9,082,052
Mill City Solar Loan
4.34%, 03/20/2043 (c)	5,105,803	4,735,920
3.69%, 07/20/2043 (c)	1,526,034	1,367,732
		6,103,652
Mosaic Solar Loan Trust
6.10%, 06/20/2053 (c)	2,700,878	2,697,537
5.50%, 09/20/2049 (c)	1,316,357	1,293,843
4.45%, 06/20/2042 (c)	773,752	750,503
4.38%, 01/21/2053 (c)	1,317,833	1,251,300
4.20%, 02/22/2044 (c)	7,046,226	6,521,008
4.01%, 06/22/2043 (c)	1,789,613	1,674,014
3.82%, 06/22/2043 (c)	2,631,230	2,457,569
2.64%, 01/20/2053 (c)	3,755,578	3,259,054

The accompanying notes are an integral part of the financial statements.

(Unaudited)	55

	Principal Amount	Value
2.10%, 04/20/2046 (c)	$1,978,209	$1,729,550
1.64%, 04/22/2047 (c)	7,323,868	5,987,698
1.51%, 12/20/2046 (c)	4,129,991	3,398,811
1.44%, 08/20/2046 (c)	2,984,063	2,504,938
1.44%, 06/20/2052 (c)	5,445,241	4,400,738
		37,926,563
Oportun Funding XIV
1.21%, 03/08/2028 (c)	2,395,295	2,347,160

Oportun Issuance Trust
6.33%, 04/08/2031 (c)	855,412	857,252
5.86%, 02/09/2032 (c)	2,061,163	2,065,338
2.18%, 10/08/2031 (c)	9,391,121	9,092,158
1.47%, 05/08/2031 (c)	4,508,068	4,354,699
		16,369,447
Sunnova Helios II
1.62%, 07/20/2048 (c)	10,835,407	9,454,009

Sunnova Helios IV
2.98%, 06/20/2047 (c)	2,291,602	2,028,744

Sunnova Helios V
1.80%, 02/20/2048 (c)	2,103,083	1,570,129

Sunnova Helios XI Issuer
5.30%, 05/20/2050 (c)	6,900,045	6,697,592

Sunnova Helios XII Issuer
5.30%, 08/22/2050 (c)	8,394,524	8,132,431

Sunnova Hestia I Issuer
5.75%, 12/20/2050 (c)	12,345,839	12,570,302

Sunnova Sol IV
2.79%, 02/22/2049 (c)	6,745,458	5,916,562

		133,875,096

TOTAL ASSET-BACKED SECURITIES (Cost $151,880,903)		137,785,709

BANK DEPOSIT PROGRAM - 1.22%
TriState Capital
4.78%, 11/01/2025	44,321,298	44,321,273

TOTAL BANK DEPOSIT PROGRAM (Cost $44,321,273)		44,321,273

NON-AGENCY CMBS - 0.40%
BX Commercial Mortgage Trust
5.60%, TSFR1M + 0.990%, 01/17/2039 (b) (c)	14,550,000	14,440,875

TOTAL NON-AGENCY CMBS (Cost $14,514,138)		14,440,875

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

	Shares	Value
SHORT-TERM INVESTMENT - 1.63%
Money Market Fund - 1.63%
First American Government Obligations Fund, Class X, 4.56%, (d)	59,089,484	$59,089,484

TOTAL SHORT-TERM INVESTMENT (Cost $59,089,484)		59,089,484

Total Investments (Cost $3,846,890,609) - 99.64%		$3,611,055,363
Other Assets Exceeding Liabilities, Net - 0.36%		13,214,916
NET ASSETS - 100.00%		$3,624,270,279

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions, by using a formula based on the rates of underlying loans, or by adjusting periodically based on prevailing interest rates.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2024, these securities amounted to $192,758,901, which represents 5.32% of total net assets.

(d)	The rate shown is the 7-day effective yield as of November 30, 2024.

Cl — Class
CMBS — Commercial Mortgage-Backed Securities
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
PRIME — Prime Rate
RB — Revenue Bond
Ser — Series
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
SOFRRATE — U.S. Secured Overnight Finance Rate
TA — Tax Allocation
TSFR1M — Term Secured Overnight Finance Rate 1-Month

The accompanying notes are an integral part of the financial statements.

(Unaudited)	57

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2024:

Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$2,205,554,842	$4,955,295		$2,210,510,137
Corporate Bonds	—	481,290,621	—		481,290,621
Municipal Bonds	—	461,342,363	—		461,342,363
U.S. Treasury Obligations	—	202,274,901	—		202,274,901
Asset-Backed Securities	—	137,785,709	—		137,785,709
Bank Deposit Program	44,321,273	—	—		44,321,273
Non-Agency CMBS	—	14,440,875	—		14,440,875
Short-Term Investment	59,089,484	—	—		59,089,484
Total Investments in Securities	$103,410,757	$3,502,689,311	$4,955,295	*	$3,611,055,363

*

Represents securities valued at fair value as determined by the Community Capital Management, LLC in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2024	$5,083,766
Accrued discounts/premiums	167
Realized gain/(loss)	(2,248)
Change in unrealized appreciation/(depreciation)	(20,374)
Purchases	—
Sales	(106,016)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2024	$4,955,295
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(20,374)

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

Statement of Assets and Liabilities as of November 30, 2024

Assets:
Investments, at fair value (identified cost — $3,846,890,609)	$3,611,055,363
Cash	504,652
Receivables:
Interest	17,161,346
Capital shares sold	7,020,264
Prepaid expenses	258,500
Total Assets	$3,636,000,125
Liabilities:
Payables:
Investment securities purchased	$3,409,339
Capital shares redeemed	3,336,173
Distributions to Shareholders	3,275,257
Investment advisory fees	856,621
Distribution fees	234,133
Shareholder servicing fees	186,196
Administration fees	126,553
Chief Compliance Officer fees	10,021
Other accrued expenses	295,553
Total Liabilities	$11,729,846
Net Assets:	$3,624,270,279
Net Assets consist of:
Paid-in capital	$4,043,489,799
Total Accumulated Losses	(419,219,520)
Net Assets	$3,624,270,279
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 122,346,960 shares outstanding)	$1,160,368,745
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 256,276,271 shares outstanding)	$2,427,157,064
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,880,741 shares outstanding)	$36,744,470
Net Asset Value, offering and redemption price per share — CRA Shares	$9.48
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.47
Net Asset Value, offering and redemption price per share — Retail Shares	$9.47

The accompanying notes are an integral part of the financial statements.

(Unaudited)	59

Statement of Operations for the six-month period ended November 30, 2024

Investment Income:
Interest	$66,875,496
Dividends	1,079,101
Total investment income	67,954,597
Expenses:
Investment advisory fees	5,376,492
Distribution fees — CRA Shares	1,463,789
Distribution fees — Retail Shares	47,211
Special administrative services fees — CRA Shares	1,171,035
Accounting and administration fees	850,497
Trustees' fees	252,882
Chief Compliance Officer fees	138,686
Shareholder servicing fees — Retail Shares	18,884
Professional fees	201,521
Custodian fees	191,913
Transfer agent fees	130,646
Insurance expense	125,146
Registration and filing expenses	52,011
Printing fees	43,299
Other	154,975
Total expenses	10,218,987
Net investment income	57,735,610
Realized gain on:
Investments	1,796,658
Net realized gain	1,796,658
Unrealized appreciation (depreciation):
Investments	84,789,178
Net change in unrealized appreciation (depreciation)	84,789,178
Net realized and unrealized gain on investments	86,585,836
Net increase in net assets resulting from operations:	$144,321,446

The accompanying notes are an integral part of the financial statements.

60	The CCM Community Impact Bond Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2024 (Unaudited)	For the Fiscal Year Ended May 31, 2024
Operations:
Net investment income	$57,735,610	$98,769,354
Net realized gain (loss)	1,796,658	(40,383,002)
Net change in unrealized appreciation (depreciation)	84,789,178	(11,929,551)
Net increase in net assets resulting from operations	144,321,446	46,456,801
Distributions to Shareholders
CRA Shares	(17,067,824)	(31,436,413)
Institutional Shares	(40,167,669)	(67,373,443)
Retail Shares	(566,627)	(1,152,805)
Total distributions	(57,802,120)	(99,962,661)
Capital share transactions:
CRA Shares
Shares issued	3,203,649	19,008,563
Shares reinvested	4,486,050	8,092,262
Shares redeemed	(20,395,295)	(65,041,708)
Net decrease	(12,705,596)	(37,940,883)
Institutional Shares
Shares issued	278,358,582	746,821,066
Shares reinvested	33,386,057	54,656,633
Shares redeemed	(178,008,532)	(547,190,776)
Net increase	133,736,107	254,286,923
Retail Shares
Shares issued	5,413,372	11,262,825
Shares reinvested	526,435	1,077,301
Shares redeemed	(8,181,181)	(16,295,542)
Net decrease	(2,241,374)	(3,955,416)
Increase in net assets from capital share transactions	118,789,137	212,390,624
Increase in net assets	205,308,463	158,884,764
Net Assets:
Beginning of period/year	3,418,961,816	3,260,077,052
End of period/year	$3,624,270,279	$3,418,961,816

The accompanying notes are an integral part of the financial statements.

(Unaudited)	61

	For the Six-Month Period Ended November 30, 2024 (Unaudited)	For the Fiscal Year Ended May 31, 2024
Share Transactions:
CRA Shares
Shares issued	334,419	2,035,135
Shares reinvested	472,972	875,515
Shares redeemed	(2,166,119)	(6,989,170)
Decrease in shares	(1,358,728)	(4,078,520)
CRA Shares outstanding at beginning of period/year	123,705,688	127,784,208
CRA Shares at end of period/year	122,346,960	123,705,688
Institutional Shares
Shares issued	29,456,682	80,604,497
Shares reinvested	3,524,158	5,920,719
Shares redeemed	(18,746,436)	(59,295,630)
Increase in shares	14,234,404	27,229,586
Institutional Shares outstanding at beginning of period/year	242,041,867	214,812,281
Institutional Shares at end of period/year	256,276,271	242,041,867
Retail Shares
Shares issued	569,801	1,219,182
Shares reinvested	55,573	116,785
Shares redeemed	(861,448)	(1,764,963)
Decrease in shares	(236,074)	(428,996)
Retail Shares outstanding at beginning of period/year	4,116,815	4,545,811
Retail Shares at end of period/year	3,880,741	4,116,815

The accompanying notes are an integral part of the financial statements.

62	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	CRA Shares
	For the Six-Month Period Ended November 30, 2024 (Unaudited)		For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020
Net Asset Value, Beginning of Period/Year	$9.25		$9.40	$9.83	$10.70	$10.86	$10.54
Investment Operations: Net investment income(a)	0.14		0.25	0.19	0.09	0.13	0.21
Net realized and unrealized gain (loss) on investments	0.23		(0.15)	(0.43)	(0.84)	(0.12)	0.34
Total from investment operations	0.37		0.10	(0.24)	(0.75)	0.01	0.55
Distributions from:
Net investment income	(0.14)		(0.25)	(0.19)	(0.12)	(0.17)	(0.23)
Total distributions	(0.14)		(0.25)	(0.19)	(0.12)	(0.17)	(0.23)
Net Asset Value, End of Period/Year	$9.48		$9.25	$9.40	$9.83	$10.70	$10.86
Total return(b)	3.99%		1.15%	(2.41)%	(7.10)%	(0.01)%	5.31%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,160,369		$1,144,589	$1,201,110	$1,315,646	$1,444,440	$1,394,477
Ratio of expenses to average net assets	0.87	%(c)	0.87%	0.89%	0.88%	0.90%	0.91%
Ratio of net investment income to average net assets	2.91	%(c)	2.72%	1.95%	0.85%	1.17%	1.92%
Portfolio turnover rate	11	%(d)	32%	42%	55%	49%	30%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	63

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2024 (Unaudited)		For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020
Net Asset Value, Beginning of Period/Year	$9.24		$9.39	$9.82	$10.69	$10.85	$10.53
Investment Operations: Net investment income(a)	0.16		0.29	0.23	0.14	0.17	0.25
Net realized and unrealized gain (loss) on investments	0.23		(0.14)	(0.42)	(0.85)	(0.11)	0.35
Total from investment operations	0.39		0.15	(0.19)	(0.71)	0.06	0.60
Distributions from:
Net investment income	(0.16)		(0.30)	(0.24)	(0.16)	(0.22)	(0.28)
Total distributions	(0.16)		(0.30)	(0.24)	(0.16)	(0.22)	(0.28)
Net Asset Value, End of Period/Year	$9.47		$9.24	$9.39	$9.82	$10.69	$10.85
Total return(b)	4.23%		1.61%	(1.97)%	(6.69)%	0.45%	5.79%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$2,427,157		$2,236,344	$2,016,310	$1,892,894	$1,528,900	$1,036,183
Ratio of expenses to average net assets	0.42	%(c)	0.42%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets	3.36	%(c)	3.17%	2.41%	1.31%	1.60%	2.36%
Portfolio turnover rate	11	%(d)	32%	42%	55%	49%	30%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

64	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Retail Shares
	For the Six-Month Period Ended November 30, 2024 (Unaudited)		For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020
Net Asset Value, Beginning of Period/Year	$9.24		$9.38	$9.82	$10.68	$10.85	$10.52
Investment Operations: Net investment income(a)	0.14		0.26	0.19	0.10	0.14	0.22
Net realized and unrealized gain (loss) on investments	0.23		(0.14)	(0.43)	(0.83)	(0.13)	0.35
Total from investment operations	0.37		0.12	(0.24)	(0.73)	0.01	0.57
Distributions from:
Net investment income	(0.14)		(0.26)	(0.20)	(0.13)	(0.18)	(0.24)
Total distributions	(0.14)		(0.26)	(0.20)	(0.13)	(0.18)	(0.24)
Net Asset Value, End of Period/Year	$9.47		$9.24	$9.38	$9.82	$10.68	$10.85
Total return(b)	4.05%		1.36%	(2.42)%	(6.93)%	0.00%	5.52%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$36,744		$38,028	$42,657	$49,919	$61,200	$53,411
Ratio of expenses to average net assets	0.77	%(c)	0.77%	0.79%	0.78%	0.80%	0.81%
Ratio of net investment income to average net assets	3.01	%(c)	2.81%	2.04%	0.95%	1.27%	2.02%
Portfolio turnover rate	11	%(d)	32%	42%	55%	49%	30%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	65

Notes to Financial Statements November 30, 2024

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The CCM Community Impact Bond Fund (the “Fund”) is currently the only series of the Trust. The financial statements herein are those of the Fund. The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, collectively, the “Shares”, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The assets of each series within the Trust, if any, are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Trust’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them

66	The CCM Community Impact Bond Fund

questionable; or (ix) a significant event occurs after the close of trading on a market in which a portfolio security trades and before the Fund's valuation time.

The use of fair valuation involves the risk that the values used by the Advisor to price the Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same instruments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the fair valuation procedures described below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At November 30, 2024, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $4,955,295.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid

(Unaudited)	67

to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2024. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2024	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$4,955,295	Matrix Pricing	Structure Average Life Years Spread to Benchmark

1 out of lockout with a maturity in 11 months. The remaining FHA Security has a remaining lockout until 12/18/2024 with a 1% Prepayment Penalty until maturity.

0.86 - 16.14 (8.50) Years

N+240 - N+255 (N+248)

68	The CCM Community Impact Bond Fund

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially

(Unaudited)	69

all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

70	The CCM Community Impact Bond Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-months ended November 30, 2024 were as follows:

	Shares	Amount
CRA Shares
Shares issued	334,419	$3,203,649
Shares reinvested	472,972	4,486,050
Shares redeemed	(2,166,119)	(20,395,295)
Net Decrease	(1,358,728)	$(12,705,596)
Institutional Shares
Shares issued	29,456,682	$278,358,582
Shares reinvested	3,524,158	33,386,057
Shares redeemed	(18,746,436)	(178,008,532)
Net Increase	14,234,404	$133,736,107
Retail Shares
Shares issued	569,801	$5,413,372
Shares reinvested	55,573	526,435
Shares redeemed	(861,448)	(8,181,181)
Net Decrease	(236,074)	$(2,241,374)

(Unaudited)	71

Transactions in shares of the Fund for the fiscal year ended May 31, 2024 were as follows:

	Shares	Amount
CRA Shares
Shares issued	2,035,135	$19,008,563
Shares reinvested	875,515	8,092,262
Shares redeemed	(6,989,170)	(65,041,708)
Net Decrease	(4,078,520)	$(37,940,883)
Institutional Shares
Shares issued	80,604,497	$746,821,066
Shares reinvested	5,920,719	54,656,633
Shares redeemed	(59,295,630)	(547,190,776)
Net Increase	27,229,586	$254,286,923
Retail Shares
Shares issued	1,219,182	$11,262,825
Shares reinvested	116,785	1,077,301
Shares redeemed	(1,764,963)	(16,295,542)
Net Decrease	(428,996)	$(3,955,416)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-months ended November 30, 2024, were as follows:

Purchases:
U.S. Government	$296,684,010
Other	151,311,344
Sales and Maturities:
U.S. Government	$278,249,387
Other	95,280,925

At November 30, 2024, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,846,890,609
Gross unrealized appreciation	13,076,314
Gross unrealized depreciation	(248,911,560)
Net depreciation on investments	$(235,835,246)

72	The CCM Community Impact Bond Fund

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-months ended November 30, 2024, the Fund paid $5,376,492 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the six-months ended November 30, 2024, the Advisor was entitled to receive fees of $1,171,035 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-months ended November 30, 2024, the Fund incurred distribution expenses of $1,463,789 and $47,211 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2025. For the six-months ended November 30, 2024, the Fund incurred expenses under the Services Plan of $18,884.

(Unaudited)	73

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2025 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the six-months ended November 30, 2024. As of November 30, 2024, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings (accumulated losses), in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2024	Fiscal Year Ended May 31, 2023
Distributions declared from:
Ordinary income	$99,962,661	$73,800,835
Total Distributions	$99,962,661	$73,800,835

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

74	The CCM Community Impact Bond Fund

As of May 31, 2024, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$4,481,728
Capital loss carryforwards	(184,283,565)
Other temporary differences	(4,482,568)
Unrealized depreciation, net	(321,454,441)
Accumulated losses, net	$(505,738,846)

As of May 31, 2024, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$60,523,148	$123,760,417	$184,283,565

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. Government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Counterparty Risk: Counterparty risk is the risk that an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.

(Unaudited)	75

CRA-Qualifying Investments Strategy Risk: The Advisor believes that at least 51% of the Fund’s investments will be deemed qualified investments under the Community Reinvestment Act of 1977, as amended (the “CRA”), and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its Shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s Shares will be to changes in interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment

76	The CCM Community Impact Bond Fund

could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s Share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s Share price. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Impact Investing Risk: The Fund intends to invest in bonds in which the Advisor has a high degree of confidence that the use of, or intent of, proceeds will result in positive environmental and/or social outcomes as defined by one or more Impact Themes or that the issuing entity supports one or more of our Impact Themes. The Advisor may select or exclude bonds of issuers in certain industries, sectors or regions for reasons other than the issuer's investment performance. Therefore, the Fund's impact investment strategy could cause it to perform differently compared to funds that do not have such a strategy. Investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of Shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. Similarly, large purchases of the Fund’s Shares may also adversely affect the Fund’s performance to the extent that the Fund

(Unaudited)	77

is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On February 1, 2024, the federal bank supervisory agencies published a final rule in the Federal Register which substantially revised the CRA regulations (the “Final Rule”). Most of the provisions under the Final Rule, including those pertaining to the eligibility of qualified investments for CRA consideration, have a stated applicability date of January 1, 2026. The Final Rule was legally challenged by banking associations and others on February 5, 2024 in the U.S. District Court for the Northern District of Texas. The District Court granted an injunction on March 29, 2024, which stayed implementation of the Final Rule day-for-day for each day that the injunction remains in place. The supervisory agencies appealed the injunction on July 18, 2024. The timeline for the resolution of the litigation and the duration of the injunction is uncertain. It is not known what changes, if any, will be made to the Final Rule as a result of the litigation or how any possible changes may impact the Fund.

CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In

78	The CCM Community Impact Bond Fund

addition, any premiums paid for securities receiving CRA consideration may result in reduced yields or returns to the Fund.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 7 – NEW ACCOUNTING PRONOUNCEMENT

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Fort Lauderdale, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR & 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR & 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: February 3, 2025	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: February 3, 2025	Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone
James H. Malone,
Date: February 3, 2025	Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.